Quarterly Holdings Report
for
Fidelity® Series Global ex U.S. Index Fund
July 31, 2024
SGX-NPRT3-0924
1.899285.114
Common Stocks - 97.1%
	Shares	Value ($)
Australia - 4.7%
Ampol Ltd.	416,988	9,126,911
ANZ Group Holdings Ltd.	5,284,446	100,389,928
APA Group unit	2,264,642	11,714,414
Aristocrat Leisure Ltd.	1,006,693	35,694,484
ASX Ltd.	343,868	14,609,965
Aurizon Holdings Ltd.	3,236,001	7,872,200
BHP Group Ltd.	8,919,283	247,732,606
BlueScope Steel Ltd.	783,180	11,349,478
Brambles Ltd.	2,455,126	24,982,041
CAR Group Ltd.	635,798	14,489,937
Cochlear Ltd.	115,630	26,088,358
Coles Group Ltd.	2,358,761	27,919,463
Commonwealth Bank of Australia	2,943,266	264,633,712
Computershare Ltd.	944,171	17,072,233
Dexus unit unit	1,894,638	8,697,770
Endeavour Group Ltd.	2,672,791	9,595,815
Fortescue Ltd.	2,981,102	36,786,907
Glencore PLC	18,241,355	101,218,390
Goodman Group unit	3,008,899	69,065,199
Insurance Australia Group Ltd.	4,212,133	20,383,480
Macquarie Group Ltd.	639,574	87,748,728
Medibank Private Ltd.	4,888,399	12,723,139
Mineral Resources Ltd.	311,219	11,047,156
Mirvac Group unit	6,913,841	9,675,596
National Australia Bank Ltd.	5,452,571	137,565,045
Northern Star Resources Ltd.	2,011,417	18,520,355
Orica Ltd.	853,669	10,026,293
Origin Energy Ltd.	3,034,548	20,816,804
Pilbara Minerals Ltd. (a)	4,997,808	9,576,167
Pro Medicus Ltd.	100,449	9,443,397
Qantas Airways Ltd. (b)	1,392,823	5,884,004
QBE Insurance Group Ltd.	2,648,999	31,320,217
Ramsay Health Care Ltd.	324,197	9,852,041
REA Group Ltd. (a)	93,445	12,503,992
Reece Ltd.	394,921	7,138,267
Rio Tinto Ltd.	651,183	50,027,815
Rio Tinto PLC	1,981,988	128,894,470
Santos Ltd.	5,725,212	29,844,998
Scentre Group unit	9,197,763	20,871,624
SEEK Ltd.	624,170	8,967,626
Seven Group Holdings Ltd.	353,036	9,045,404
Sonic Healthcare Ltd.	807,547	14,635,317
South32 Ltd.	7,984,241	16,013,958
Stockland Corp. Ltd. unit	4,194,220	12,616,927
Suncorp Group Ltd.	2,241,994	26,112,167
Telstra Group Ltd.	7,050,469	18,165,978
The GPT Group	3,412,731	10,333,028
The Lottery Corp. Ltd.	3,939,722	12,804,615
Transurban Group unit	5,440,393	46,286,262
Treasury Wine Estates Ltd.	1,423,381	11,495,627
Vicinity Centres unit	6,813,348	9,401,293
Washington H. Soul Pattinson & Co. Ltd.	412,152	9,568,201
Wesfarmers Ltd.	1,997,242	96,194,000
Westpac Banking Corp.	6,104,769	118,967,968
WiseTech Global Ltd.	294,168	18,286,803
Woodside Energy Group Ltd.	3,344,468	60,651,318
Woolworths Group Ltd.	2,149,073	48,485,827
TOTAL AUSTRALIA		2,230,935,718
Austria - 0.2%
Erste Group Bank AG	593,052	30,859,212
Mondi PLC	211,291	4,145,538
Mondi PLC	570,005	11,141,767
OMV AG	255,675	10,708,455
Verbund AG (a)	118,988	9,529,333
Voestalpine AG	188,541	4,827,787
TOTAL AUSTRIA		71,212,092
Belgium - 0.5%
Ageas	281,890	13,466,031
Anheuser-Busch InBev SA NV	1,580,172	93,821,427
D'ieteren Group	38,082	8,753,906
Elia Group SA/NV (a)	50,074	5,197,069
Groupe Bruxelles Lambert SA	152,318	11,374,385
KBC Group NV	440,845	34,179,767
Lotus Bakeries SA (a)	705	7,660,382
Sofina SA (a)	27,513	6,503,066
Syensqo SA	128,743	11,387,614
UCB SA	222,726	37,277,642
Umicore SA (a)	377,089	5,178,976
Warehouses de Pauw	307,321	8,341,562
TOTAL BELGIUM		243,141,827
Brazil - 1.0%
Ambev SA	7,915,730	16,206,104
Ambev SA sponsored ADR	427,222	880,077
Atacadao SA	1,073,900	1,758,142
B3 SA - Brasil Bolsa Balcao	10,054,375	19,286,965
Banco Bradesco SA	1,817,838	3,609,225
Banco Bradesco SA (PN) sponsored ADR ADR	1,102,352	2,447,221
Banco BTG Pactual SA unit	2,042,900	11,778,148
Banco do Brasil SA	3,024,500	14,197,020
BB Seguridade Participacoes SA	1,231,600	7,658,102
BRF SA (b)	1,000,800	3,726,359
Caixa Seguridade Participacoes	1,026,400	2,616,742
CCR SA	1,715,800	3,755,488
Centrais Eletricas Brasileiras SA (Electrobras)	2,005,130	14,027,739
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	781,900	12,198,201
Companhia Siderurgica Nacional SA (CSN)	1,134,200	2,378,228
Cosan SA	2,078,932	4,914,177
CPFL Energia SA	408,200	2,344,057
Energisa SA unit	442,800	3,439,124
Eneva SA (b)	898,200	2,005,652
ENGIE Brasil Energia SA	379,350	2,966,444
Equatorial Energia SA	1,865,729	10,766,581
Hapvida Participacoes e Investimentos SA (b)(c)	8,650,244	6,224,462
Hypera SA (b)	691,800	3,522,509
Itau Unibanco Holding SA sponsored ADR	837,131	5,039,529
Klabin SA unit	1,482,470	5,789,762
Localiza Rent a Car SA	1,637,048	12,685,628
Localiza Rent a Car SA rights 8/1/24 (b)	16,033	32,853
Lojas Renner SA	1,661,309	3,894,691
Natura & Co. Holding SA	1,535,919	4,054,219
Petroleo Brasileiro SA - Petrobras:
(ON)	6,086,211	43,686,990
(PN) sponsored ADR ADR (non-vtg.)	905,983	11,922,736
sponsored ADR	149,348	2,131,196
PRIO SA	1,398,600	11,881,356
Raia Drogasil SA	2,269,344	11,073,591
Rede D'Oregon Sao Luiz SA (c)	981,111	4,785,738
Rumo SA	2,278,800	8,923,989
Sendas Distribuidora SA (b)	2,451,500	4,256,204
Suzano SA	1,365,395	13,001,808
Telefonica Brasil SA	727,940	6,243,181
TIM SA	1,450,003	4,483,713
Totvs SA	1,001,400	4,913,033
Ultrapar Participacoes SA	1,303,400	5,118,060
Vale SA	5,946,647	64,795,286
Vale SA sponsored ADR	44,530	483,151
Vibra Energia SA	1,740,250	7,125,729
Weg SA	2,959,332	26,505,619
Wheaton Precious Metals Corp. (a)	798,502	47,742,976
Yara International ASA	292,979	8,351,188
TOTAL BRAZIL		471,628,993
Burkina Faso - 0.0%
Endeavour Mining PLC (a)	323,689	7,198,848
Canada - 7.3%
Agnico Eagle Mines Ltd. (Canada)	878,485	67,783,296
Air Canada (b)	298,048	3,434,573
Alimentation Couche-Tard, Inc. (multi-vtg.)	1,354,139	83,475,733
AltaGas Ltd. (a)	514,225	12,261,099
ARC Resources Ltd. (a)	1,060,876	18,356,808
Bank of Montreal (a)	1,283,185	108,229,380
Bank of Nova Scotia (a)	2,148,311	100,316,235
Barrick Gold Corp. (Canada)	3,096,367	57,367,956
BCE, Inc. (a)	129,039	4,352,549
Brookfield Asset Management Ltd. Class A	623,290	27,204,183
Brookfield Corp. (Canada) Class A	2,387,368	116,424,501
CAE, Inc. (b)	565,600	10,290,712
Cameco Corp.	765,811	34,855,730
Canadian Apartment Properties (REIT) unit (a)	139,974	4,866,369
Canadian Imperial Bank of Commerce (a)	1,650,358	85,347,888
Canadian National Railway Co. (a)	957,391	110,831,712
Canadian Natural Resources Ltd.	3,776,601	134,088,278
Canadian Pacific Kansas City Ltd. (a)	1,640,238	137,548,804
Canadian Tire Ltd. Class A (non-vtg.) (a)	92,044	9,452,068
Canadian Utilities Ltd. Class A (non-vtg.)	225,200	5,273,397
CCL Industries, Inc. Class B	264,680	14,399,098
Cenovus Energy, Inc. (Canada) (a)	2,463,877	49,646,948
CGI, Inc. Class A (sub. vtg.) (b)	363,722	41,473,766
Constellation Software, Inc.	35,431	111,793,511
Constellation Software, Inc. warrants 3/31/40 (b)(d)	30,824	2
Descartes Systems Group, Inc. (Canada) (b)	150,841	15,341,392
Dollarama, Inc.	490,742	46,004,952
Element Fleet Management Corp.	687,341	13,147,920
Emera, Inc. (a)	506,491	18,283,788
Empire Co. Ltd. Class A (non-vtg.) (a)	241,992	6,397,500
Enbridge, Inc. (a)	3,740,117	139,971,640
Fairfax Financial Holdings Ltd. (sub. vtg.)	36,971	43,600,689
FirstService Corp.	71,292	12,430,466
Fortis, Inc.	866,211	36,213,160
Franco-Nevada Corp.	339,986	43,812,921
George Weston Ltd.	104,829	16,234,771
Gildan Activewear, Inc. (a)	266,159	10,837,981
Great-West Lifeco, Inc.	487,927	14,655,657
Hydro One Ltd. (a)(c)	574,950	18,019,112
iA Financial Corp., Inc.	172,554	11,668,157
IGM Financial, Inc.	141,709	4,015,251
Imperial Oil Ltd. (a)	331,515	23,749,791
Intact Financial Corp.	313,742	57,015,078
Ivanhoe Mines Ltd. (a)(b)	1,121,352	14,660,054
Keyera Corp.	400,541	11,299,802
Kinross Gold Corp.	2,172,363	19,746,609
Loblaw Companies Ltd.	272,033	33,544,793
Magna International, Inc. (sub. vtg.)	482,449	21,409,952
Manulife Financial Corp. (a)	3,168,583	84,409,867
MEG Energy Corp.	480,897	9,965,207
Metro, Inc.	399,813	23,809,528
National Bank of Canada	597,952	50,013,759
Northland Power, Inc. (a)	453,515	7,584,588
Nutrien Ltd.	872,995	44,773,676
Onex Corp. (sub. vtg.)	115,137	7,889,843
Open Text Corp.	480,175	15,135,781
Pan American Silver Corp.	645,068	14,829,579
Parkland Corp.	245,896	6,897,876
Pembina Pipeline Corp.	1,025,999	39,764,753
Power Corp. of Canada (sub. vtg.)	1,000,266	28,950,588
Quebecor, Inc. Class B (sub. vtg.)	272,211	6,013,425
RB Global, Inc. (a)	323,141	25,731,718
Restaurant Brands International, Inc.	443,348	31,042,227
Restaurant Brands International, Inc. (a)	86,349	6,043,567
RioCan (REIT) (a)	256,558	3,322,534
Rogers Communications, Inc. Class B (non-vtg.)	634,885	24,551,125
Royal Bank of Canada (a)	2,477,280	276,822,336
Saputo, Inc.	442,328	10,165,551
Shopify, Inc. Class A (b)	2,126,215	130,223,257
Stantec, Inc.	199,236	17,530,286
Sun Life Financial, Inc.	1,024,854	50,877,118
Suncor Energy, Inc.	2,269,178	90,625,774
TC Energy Corp.	1,829,836	77,691,657
Teck Resources Ltd. Class B (sub. vtg.)	809,135	39,664,112
TELUS Corp.	869,131	14,031,746
TFI International, Inc. (Canada)	141,526	22,029,734
The Toronto-Dominion Bank	3,111,081	183,715,231
Thomson Reuters Corp. (a)	277,726	45,008,650
TMX Group Ltd.	489,554	14,878,272
Toromont Industries Ltd.	145,239	13,507,180
Tourmaline Oil Corp. (a)	591,553	26,028,932
West Fraser Timber Co. Ltd.	95,476	8,466,394
WSP Global, Inc.	219,208	36,412,677
TOTAL CANADA		3,469,544,580
Chile - 0.2%
Antofagasta PLC	688,883	17,888,990
Banco de Chile	82,265,273	9,800,649
Banco de Credito e Inversiones	132,685	3,879,931
Banco Santander Chile	113,748,480	5,664,025
Cencosud SA	2,168,411	4,008,179
Compania Sud Americana de Vapores SA	25,670,657	1,764,206
Empresas CMPC SA	1,911,835	3,320,783
Empresas COPEC SA	667,052	4,645,904
Enel Americas SA	37,044,078	3,466,952
Enel Chile SA	49,330,773	2,817,779
Falabella SA (b)	1,611,764	5,339,035
LATAM Airlines Group SA	309,931,265	3,836,813
Lundin Mining Corp.	1,164,101	11,753,571
TOTAL CHILE		78,186,817
China - 7.0%
360 Security Technology, Inc. (A Shares)	912,900	945,807
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	202,700	370,881
AAC Technology Holdings, Inc.	1,232,500	4,503,846
Accelink Technologies Co. Ltd. (A Shares)	73,700	346,055
ACM Research Shanghai, Inc. (A Shares)	27,615	347,303
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	63,799	1,389,134
AECC Aero-Engine Control Co. Ltd. (A Shares)	120,600	364,652
AECC Aviation Power Co. Ltd.	271,652	1,496,019
Agricultural Bank of China Ltd.:
(A Shares)	7,458,100	4,741,532
(H Shares)	50,374,000	22,566,541
Aier Eye Hospital Group Co. Ltd. (A Shares)	1,047,501	1,606,127
AIMA Technology Group Co. Ltd.	76,600	296,437
Air China Ltd. (A Shares) (b)	1,310,400	1,323,151
Airtac International Group	246,456	6,345,180
Akeso, Inc. (a)(b)(c)	1,082,000	5,858,118
Alibaba Group Holding Ltd.	27,420,424	269,823,132
Alibaba Health Information Technology Ltd. (a)(b)	9,768,000	4,138,321
Aluminum Corp. of China Ltd.:
(A shares)	1,069,200	1,021,847
(H Shares)	7,610,000	4,266,279
Amlogic Shanghai Co. Ltd. (A Shares)	38,668	353,648
Angel Yeast Co. Ltd. (A Shares)	74,000	306,875
Anhui Conch Cement Co. Ltd.:
(A Shares)	318,000	1,064,588
(H Shares)	2,308,500	5,637,658
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	49,600	1,293,011
(B Shares)	177,200	2,363,317
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares)	225,900	630,790
Anhui Kouzi Distillery Co. Ltd. (A Shares)	54,900	290,402
Anhui Yingjia Distillery Co. Ltd. (A Shares)	74,200	536,992
Anjoy Foods Group Co. Ltd. (A Shares)	26,600	292,352
Anker Innovations Technology Co. Ltd. (A Shares)	56,810	427,821
Anta Sports Products Ltd.	2,268,200	20,351,193
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	71,600	735,264
Autobio Diagnostics Co. Ltd.	54,700	318,968
Autohome, Inc. ADR Class A	115,402	2,878,126
Avary Holding Shenzhen Co. Ltd. (A Shares)	233,100	1,203,638
AVIC Capital Co. Ltd. (A Shares)	752,300	251,123
AviChina Industry & Technology Co. Ltd. (H Shares)	4,188,000	2,047,673
Avicopter PLC (A Shares)	76,700	447,786
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (b)	573,300	761,515
Baidu, Inc. Class A (b)	4,023,448	44,610,417
Bank of Beijing Co. Ltd. (A Shares)	2,303,700	1,700,713
Bank of Changsha Co. Ltd. (A Shares)	484,900	505,737
Bank of Chengdu Co. Ltd. (A Shares)	595,900	1,205,047
Bank of China Ltd.:
(A Shares)	6,702,800	4,326,334
(H Shares)	136,127,024	60,633,705
Bank of Communications Co. Ltd.:
(A Shares)	3,558,000	3,627,117
(H Shares)	16,621,200	12,083,736
Bank of Hangzhou Co. Ltd. (A Shares)	550,431	1,026,185
Bank of Jiangsu Co. Ltd. (A Shares)	1,836,260	1,955,863
Bank of Nanjing Co. Ltd. (A Shares)	1,175,600	1,642,966
Bank of Ningbo Co. Ltd. (A Shares)	657,010	1,955,628
Bank of Shanghai Co. Ltd. (A Shares)	1,643,000	1,658,987
Bank of Suzhou Co. Ltd.	506,400	505,015
Baoshan Iron & Steel Co. Ltd. (A Shares)	2,222,000	2,092,815
BeiGene Ltd. (b)	1,213,518	15,439,286
Beijing Enlight Media Co. Ltd. (A Shares)	279,600	298,973
Beijing Enterprises Holdings Ltd.	914,500	3,037,467
Beijing Enterprises Water Group Ltd.	7,030,000	2,168,517
Beijing Kingsoft Office Software, Inc. (A Shares)	48,612	1,418,281
Beijing New Building Materials PLC (A Shares)	172,500	620,974
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	105,900	190,245
Beijing Roborock Technology Co. Ltd. (A Shares)	12,212	532,205
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	185,280	637,981
Beijing Tongrentang Co. Ltd. (A Shares)	127,500	658,537
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	108,599	1,036,239
Beijing Yanjing Brewery Co. Ltd. (A Shares)	257,300	336,070
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	5,652,700	4,478,471
Beiqi Foton Motor Co. Ltd. (A Shares) (b)	677,200	267,325
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	74,760	433,457
Bilibili, Inc. Class Z (b)	404,224	6,150,721
Bloomage Biotechnology Corp. Ltd. (A Shares)	45,651	391,967
BOC Aviation Ltd. Class A (c)	359,200	3,151,623
BOC Hong Kong (Holdings) Ltd.	6,529,951	19,014,365
BOC International China Co. Ltd.	243,200	316,979
BOE Technology Group Co. Ltd. (A Shares)	3,773,200	2,059,131
Bosideng International Holdings Ltd.	6,574,000	3,290,008
By-Health Co. Ltd. (A Shares)	155,500	291,842
BYD Co. Ltd.:
(A Shares)	356,120	12,185,941
(H Shares)	1,641,000	48,581,438
BYD Electronic International Co. Ltd.	1,385,500	5,391,016
C&D International Investment Group Ltd.	1,259,960	2,112,606
Caitong Securities Co. Ltd.	377,560	360,316
Cambricon Technologies Corp. Ltd. (A Shares) (b)	42,776	1,564,518
Cathay Biotech, Inc. (A Shares)	62,032	337,150
CGN Power Co. Ltd.:
(A Shares)	1,768,100	1,146,121
(H Shares) (c)	18,679,000	7,626,668
Changchun High & New Technology Industry Group, Inc. (A Shares)	37,500	492,451
Changjiang Securities Co. Ltd. (A Shares)	566,100	406,163
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	26,200	452,601
Chaozhou Three-Circle Group Co. (A Shares)	177,300	804,263
Chifeng Jilong Gold Mining Co. Ltd. (A Shares)	156,200	424,048
China Baoan Group Co. Ltd. (A Shares)	225,800	263,651
China CITIC Bank Corp. Ltd.:
(A Shares)	341,500	296,576
(H Shares)	15,014,293	8,993,759
China Coal Energy Co. Ltd. (H Shares)	3,479,000	3,526,713
China Communications Services Corp. Ltd. (H Shares)	4,022,000	2,069,468
China Construction Bank Corp.:
(A Shares)	5,603,300	5,774,238
(H Shares)	163,057,649	114,161,329
China CSSC Holdings Ltd. (A Shares)	487,500	2,767,097
China Eastern Airlines Corp. Ltd. (A Shares) (b)	1,486,100	821,294
China Energy Engineering Corp. Ltd. (A Shares) (b)	3,111,400	952,414
China Everbright Bank Co. Ltd.:
(A Shares)	5,435,700	2,379,142
(H Shares)	5,019,000	1,516,072
China Feihe Ltd. (c)	6,793,000	3,077,906
China Film Co. Ltd. (A Shares) (b)	259,400	385,880
China Galaxy Securities Co. Ltd.:
(A Shares)	404,400	609,982
(H Shares)	7,003,500	3,585,631
China Gas Holdings Ltd.	4,669,400	4,249,337
China Great Wall Securities Co. Ltd. (A Shares)	318,100	309,740
China Greatwall Technology Group Co. Ltd. (A Shares)	293,400	352,742
China Hongqiao Group Ltd.	5,013,500	6,250,151
China Huishan Dairy Holdings Co. Ltd. (b)(d)	958,000	1
China International Capital Corp. Ltd.	195,900	820,801
China International Capital Corp. Ltd. (H Shares) (c)	3,084,400	3,438,582
China Jushi Co. Ltd. (A Shares)	360,740	531,635
China Life Insurance Co. Ltd.:
(A Shares)	359,300	1,602,474
(H Shares)	13,068,000	18,164,752
China Literature Ltd. (a)(b)(c)	697,600	2,263,471
China Longyuan Power Grid Corp. Ltd. (H Shares)	5,469,000	4,914,004
China Mengniu Dairy Co. Ltd.	5,517,000	9,250,491
China Merchants Bank Co. Ltd.:
(A Shares)	1,303,400	5,908,831
(H Shares)	7,810,191	32,488,939
China Merchants Energy Shipping Co. Ltd. (A Shares)	824,100	890,333
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares)	523,500	893,316
China Merchants Holdings International Co. Ltd.	2,213,836	3,258,621
China Merchants Securities Co. Ltd. (A Shares)	817,700	1,685,290
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	963,400	1,172,933
China Minmetals Rare Earth Co. Ltd. (A Shares)	90,600	297,409
China Minsheng Banking Corp. Ltd.:
(A Shares)	2,506,500	1,232,463
(H Shares)	13,863,832	4,915,340
China National Building Materials Co. Ltd. (H Shares)	7,716,000	2,557,894
China National Chemical Engineering Co. Ltd. (A Shares)	620,300	643,519
China National Medicines Corp. Ltd. (A Shares)	70,900	330,944
China National Nuclear Power Co. Ltd. (A Shares)	1,931,300	2,950,551
China National Software & Service Co. Ltd. (A Shares) (b)	77,090	329,940
China Northern Rare Earth Group High-Tech Co. Ltd.	373,900	905,263
China Oilfield Services Ltd. (H Shares)	3,074,000	2,710,901
China Overseas Land and Investment Ltd.	6,670,500	10,808,928
China Pacific Insurance (Group) Co. Ltd.	578,700	2,368,584
China Pacific Insurance (Group) Co. Ltd. (H Shares)	4,861,000	12,941,347
China Petroleum & Chemical Corp.:
(A Shares)	3,523,200	3,167,086
(H Shares)	42,589,800	27,365,276
China Power International Development Ltd. (a)	9,029,699	4,253,159
China Railway Group Ltd.:
(A Shares)	2,688,700	2,316,384
(H Shares)	6,682,000	3,258,532
China Railway Signal & Communications Corp. (A Shares)	841,482	681,834
China Resource Gas Group Ltd.	1,661,400	5,635,216
China Resources Beer Holdings Co. Ltd.	2,868,989	8,925,208
China Resources Land Ltd.	5,697,965	17,102,246
China Resources Microelectronics Ltd. (A Shares)	122,447	674,330
China Resources Mixc Lifestyle Services Ltd. (c)	1,177,200	3,307,313
China Resources Pharmaceutical Group Ltd. (c)	3,188,000	2,178,964
China Resources Power Holdings Co. Ltd.	3,413,780	9,394,302
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	118,430	677,141
China Ruyi Holdings Ltd. (a)(b)	10,848,000	2,901,927
China Shenhua Energy Co. Ltd.:
(A Shares)	389,800	2,146,134
(H Shares)	6,307,500	26,278,391
China Southern Airlines Ltd.:
(A Shares) (b)	950,300	779,220
(H Shares) (b)	722,000	265,222
China State Construction Engineering Corp. Ltd. (A Shares)	4,989,640	3,856,393
China State Construction International Holdings Ltd.	3,589,750	5,017,384
China Taiping Insurance Group Ltd.	2,525,665	2,692,844
China Three Gorges Renewables Group Co. Ltd. (A Shares)	3,008,900	2,025,452
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	321,000	3,050,495
(H Shares) (a)(c)	36,000	254,350
China Tower Corp. Ltd. (H Shares) (c)	77,252,000	9,492,301
China United Network Communications Ltd. (A Shares)	3,588,300	2,335,955
China Vanke Co. Ltd.:
(A Shares)	827,400	812,530
(H Shares) (a)	4,093,900	2,247,942
China XD Electric Co. Ltd. (A Shares)	533,500	529,085
China Yangtze Power Co. Ltd. (A Shares)	2,577,400	10,659,810
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	48,900	274,852
China Zheshang Bank Co. Ltd.	2,006,420	783,698
Chongqing Brewery Co. Ltd. (A Shares)	58,200	499,473
Chongqing Changan Automobile Co. Ltd. (A Shares)	860,764	1,739,471
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	300,900	215,472
(H Shares)	900,000	466,539
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	261,900	1,027,685
Chow Tai Fook Jewellery Group Ltd.	3,609,800	3,280,439
CITIC Pacific Ltd.	10,005,000	9,233,001
CITIC Pacific Special Steel Group Co. Ltd.	340,500	587,171
CITIC Securities Co. Ltd.:
(A Shares)	459,005	1,258,811
(H Shares)	4,378,275	6,590,235
Cmoc Group Ltd.:
(A Shares)	384,300	397,621
(H Shares)	8,490,000	6,769,962
CNGR Advanced Material Co. Ltd.	87,220	360,610
CNOOC Energy Technology & Services Ltd. (A Shares)	694,000	371,043
CNPC Capital Co. Ltd. (A Shares)	885,200	684,153
Contemporary Amperex Technology Co. Ltd.	452,360	11,673,422
COSCO Shipping Development Co. Ltd. (A Shares)	962,000	326,452
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	1,461,366	3,117,149
(H Shares)	360,000	432,211
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	706,470	1,286,759
(H Shares)	5,833,100	8,317,161
Cosco Shipping Ports Ltd.	78,735	46,861
CRRC Corp. Ltd.:
(A Shares)	5,254,900	5,553,501
(H Shares)	3,532,000	2,188,047
CSC Financial Co. Ltd. (A Shares)	430,200	1,185,772
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	138,240	470,071
CSPC Pharmaceutical Group Ltd.	14,772,800	11,004,652
CSSC Science & Technology Co. Ltd. (b)	160,500	295,446
Daqin Railway Co. Ltd. (A Shares)	1,775,200	1,713,791
DaShenLin Pharmaceutical Group Co. Ltd.	99,956	182,198
Datang International Power Generation Co. Ltd. (A Shares)	1,260,600	522,067
Dong-E-E-Jiao Co. Ltd. (A Shares)	75,800	513,295
Dongfang Electric Corp. Ltd. (A Shares)	288,724	653,451
Dongxing Securities Co. Ltd. (A Shares)	327,900	399,216
East Money Information Co. Ltd. (A Shares)	1,579,820	2,437,646
Eastroc Beverage Group Co. Ltd.	33,800	1,093,061
Ecovacs Robotics Co. Ltd. Class A	63,600	362,585
Empyrean Technology Co. Ltd. (A Shares)	37,500	408,982
ENN Energy Holdings Ltd.	1,376,800	9,674,616
ENN Natural Gas Co. Ltd. (A Shares)	308,300	838,246
Eoptolink Technology, Inc. Ltd. (A Shares)	72,800	1,006,026
Eve Energy Co. Ltd. (A shares)	211,129	1,122,649
Everbright Securities Co. Ltd. (A Shares)	393,500	827,360
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (b)	1,063,280	298,966
Far East Horizon Ltd.	3,172,000	2,163,968
FAW Jiefang Group Co. Ltd. (A Shares)	654,400	767,723
First Capital Securities Co. Ltd. (A Shares)	329,900	241,722
Flat Glass Group Co. Ltd. (a)	509,000	737,488
Flat Glass Group Co. Ltd. (A Shares)	350,300	914,596
Focus Media Information Technology Co. Ltd. (A Shares)	1,482,540	1,191,001
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	458,203	2,230,168
Fosun International Ltd.	4,081,500	2,126,203
Founder Securities Co. Ltd. (A Shares)	773,000	831,914
Foxconn Industrial Internet Co. Ltd. (A Shares)	1,362,494	4,499,028
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	124,600	776,792
(H Shares) (c)	1,192,000	6,224,822
GalaxyCore, Inc. (A Shares)	223,335	372,135
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	304,060	1,184,696
(H Shares) (a)(c)	483,920	1,017,038
GCL Technology Holdings Ltd. (b)	37,968,000	5,345,655
GD Power Development Co. Ltd. (A Shares)	1,798,400	1,384,965
Geely Automobile Holdings Ltd.	10,844,000	11,048,240
GEM Co. Ltd. (A Shares)	584,000	500,704
Genscript Biotech Corp. (a)(b)	1,942,000	3,092,147
GF Securities Co. Ltd.:
(A Shares)	302,200	525,729
(H Shares)	2,577,400	2,216,877
Giant Biogene Holding Co. Ltd. (c)	520,200	2,696,596
Gigadevice Semiconductor Beijing, Inc. (A Shares) (b)	84,684	1,008,502
Ginlong Technologies Co. Ltd. (A Shares)	36,450	321,852
GoerTek, Inc. (A Shares)	318,300	948,761
Goldwind Science & Technology Co. Ltd.:
(A Shares)	98,100	108,838
(H Shares)	783,164	403,969
Goneo Group Co. Ltd. (A Shares)	59,065	573,654
Gotion High-tech Co. Ltd. (A Shares)	208,800	564,821
Great Wall Motor Co. Ltd.:
(A Shares)	160,400	524,762
(H Shares)	4,194,500	5,733,792
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	315,900	1,751,074
GRG Banking Equipment Co. Ltd. (A Shares)	216,000	301,573
Guangdong Haid Group Co. Ltd. (A Shares)	221,000	1,344,718
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	278,700	267,515
Guangdong Investment Ltd.	5,000,000	2,623,882
Guanghui Energy Co. Ltd. (A Shares)	667,700	563,218
Guangzhou Automobile Group Co. Ltd.	400,600	457,210
Guangzhou Automobile Group Co. Ltd. (H Shares)	5,955,526	2,195,347
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	216,200	288,376
Guangzhou Baiyunshan Pharma Health (A Shares)	128,200	519,921
Guangzhou Haige Communications Group (A Shares)	255,800	353,597
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	98,300	396,617
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	91,900	378,305
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	178,940	388,873
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	383,716	283,279
Guolian Securities Co. Ltd.	365,500	527,006
Guosen Securities Co. Ltd. (A Shares)	582,400	713,102
Guotai Junan Securities Co. Ltd. (A Shares)	1,095,400	2,181,773
Guoyuan Securities Co. Ltd. (A Shares)	410,900	378,474
H World Group Ltd. ADR	368,486	11,054,580
Haidilao International Holding Ltd. (c)	2,861,000	4,650,633
Haier Smart Home Co. Ltd.	4,375,400	14,305,000
Haier Smart Home Co. Ltd. (A Shares)	641,100	2,423,300
Hainan Airlines Co. Ltd. (A Shares) (b)	3,934,900	599,521
Hainan Airport Infrastructure Co. Ltd. (A Shares) (b)	1,031,900	488,812
Haitian International Holdings Ltd.	1,085,000	3,145,491
Haitong Securities Co. Ltd.:
(A Shares)	502,500	631,279
(H Shares)	5,935,600	2,742,599
Hanergy Mobile Energy Holding (b)(d)	1,902,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)	242,900	522,152
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	106,700	360,014
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	90,700	244,723
Hangzhou Robam Appliances Co. Ltd. (A Shares)	82,800	248,638
Hangzhou Silan Microelectronics Co. Ltd. (A Shares) (b)	172,500	514,890
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	36,107	267,861
Hansoh Pharmaceutical Group Co. Ltd. (c)	2,026,000	4,429,124
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	70,800	276,738
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	160,240	469,417
Heilongjiang Agriculture Co. Ltd. (A Shares)	147,900	267,745
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	231,600	527,694
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	376,800	1,204,027
Hengan International Group Co. Ltd.	1,143,000	3,569,658
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	152,300	257,358
Hengli Petrochemical Co. Ltd. (A Shares)	714,760	1,383,039
Hengtong Optic-electric Co. Ltd. (A Shares)	243,200	523,808
Hengyi Petrochemical Co. Ltd. (A Shares)	327,310	292,866
Hesteel Co. Ltd. (A Shares)	2,529,200	679,615
Hisense Electric Co. Ltd.	114,900	282,804
Hisense Home Appliances Group Co. Ltd.:
(A Shares) (b)	379,800	1,565,546
(H Shares) (a)	242,000	782,109
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	55,400	820,363
HLA Group Corp. Ltd. (A Shares)	455,100	413,512
Horizon Construction Development Ltd. (b)	27,407	5,227
Hoshine Silicon Industry Co. Ltd. (A Shares) (b)	72,800	482,493
Hua Hong Semiconductor Ltd. (a)(c)	1,013,000	2,683,925
Huadian Power International Corp. Ltd. (A Shares) (d)	776,600	637,867
Huadong Medicine Co. Ltd. (A Shares)	161,960	654,817
Huafon Chemical Co. Ltd. (A Shares)	442,200	474,065
Huagong Tech Co. Ltd. (A Shares)	91,500	367,280
Huaibei Mining Holdings Co. Ltd. (A Shares)	274,900	567,715
Hualan Biological Engineer, Inc. (A Shares)	169,250	386,569
Huaneng Power International, Inc.:
(A Shares)	1,348,500	1,484,896
(H Shares)	6,902,000	4,099,052
Huatai Securities Co. Ltd.:
(A Shares)	413,900	762,474
(H Shares) (c)	2,879,400	3,187,929
Huaxia Bank Co. Ltd. (A Shares)	1,423,964	1,238,615
Huayu Automotive Systems Co. Ltd. (A Shares)	273,200	589,936
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	116,900	516,353
Huizhou Desay SV Automotive Co. Ltd.	51,500	679,866
Humanwell Healthcare Group Co. Ltd. (A Shares)	148,700	410,484
Hunan Valin Steel Co. Ltd. (A Shares)	600,200	386,569
Hundsun Technologies, Inc. (A Shares)	176,268	447,277
Hwatsing Technology Co. Ltd. (A Shares)	24,225	483,980
Hygeia Healthcare Holdings Co. (a)(c)	645,600	1,739,427
Hygon Information Technology Co. Ltd. (A Shares)	237,930	2,619,957
IEIT Systems Co. Ltd. (A Shares)	136,034	702,050
iFlytek Co. Ltd. (A Shares)	252,900	1,391,348
IMEIK Technology Development Co. Ltd. (A Shares)	31,520	766,635
Industrial & Commercial Bank of China Ltd.:
(A Shares)	11,916,600	9,655,751
(H Shares)	107,490,008	59,710,174
Industrial Bank Co. Ltd. (A Shares)	2,108,300	4,891,309
Industrial Securities Co. Ltd. (A Shares)	838,270	633,949
Ingenic Semiconductor Co. Ltd. (A Shares)	56,000	433,201
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	661,900	2,300,228
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)	4,647,200	939,771
Inner Mongolia Dian Tou Energy Corp. Ltd.	224,600	588,584
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	731,800	380,103
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,897,030	3,439,315
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	323,600	304,338
Innovent Biologics, Inc. (b)(c)	2,114,500	10,473,918
iQIYI, Inc. ADR (b)	805,861	2,683,517
iSoftStone Information Technology Group Co. Ltd. (A Shares)	85,950	410,122
JA Solar Technology Co. Ltd. (A Shares)	307,936	460,214
Jason Furniture Hangzhou Co. Ltd. (A Shares)	73,430	258,234
JCET Group Co. Ltd. (A Shares)	164,000	758,469
JCHX Mining Management Co. Ltd. (A Shares)	64,000	366,196
JD Health International, Inc. (b)(c)	1,912,900	5,325,275
JD Logistics, Inc. (b)(c)	3,423,400	3,527,313
JD.com, Inc. Class A	4,101,599	54,082,050
Jiangsu Eastern Shenghong Co. Ltd.	613,400	673,744
Jiangsu Expressway Co. Ltd. (H Shares)	2,256,000	2,145,450
Jiangsu Hengli Hydraulic Co. Ltd.	137,332	871,194
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	652,066	3,812,280
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	128,700	787,914
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	115,700	412,015
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	50,250	198,432
Jiangsu Phoenix Publishing & Media Corp. Ltd.	230,800	330,228
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	152,100	1,723,298
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	55,450	422,648
Jiangsu Yoke Technology Co. Ltd. (A Shares)	43,700	358,328
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	93,900	483,823
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	401,600	832,709
Jiangxi Copper Co. Ltd.:
(A Shares)	16,300	48,428
(H Shares)	2,320,000	4,080,048
Jinduicheng Molybdenum Co. Ltd. (A Shares)	290,200	424,462
Jinko Solar Co. Ltd. (A Shares)	939,918	951,667
Jizhong Energy Resources Co. Ltd. (A Shares)	312,500	245,421
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	168,000	245,726
Jointown Pharmaceutical Group (A Shares)	449,054	286,733
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	69,300	188,710
Juneyao Airlines Co. Ltd. (A shares)	277,000	436,616
Kangmei Pharmaceutical Co. Ltd. rights (b)(d)	9,959	0
Kanzhun Ltd. ADR	462,358	6,278,822
KE Holdings, Inc. ADR	1,161,702	16,089,573
Kingdee International Software Group Co. Ltd. (b)	4,954,000	3,975,704
Kingnet Network Co. Ltd. (A Shares)	195,900	255,601
Kingsoft Corp. Ltd.	1,681,000	4,765,758
Kuaishou Technology Class B (b)(c)	4,076,000	22,850,663
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)	200,400	499,629
Kunlun Energy Co. Ltd.	6,994,000	6,785,555
Kunlun Tech Co. Ltd. (A Shares)	110,100	459,630
Kweichow Moutai Co. Ltd. (A Shares)	134,600	26,497,356
Lb Group Co. Ltd. (A Shares)	214,100	511,545
Lenovo Group Ltd.	14,260,000	18,397,998
Lens Technology Co. Ltd. (A Shares)	507,300	1,254,241
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	226,300	411,241
Li Auto, Inc. Class A (b)	2,180,318	21,328,350
Li Ning Co. Ltd.	4,104,500	7,670,146
Liaoning Port Co. Ltd. (A Shares)	1,825,800	323,699
Lingyi iTech Guangdong Co. (A Shares)	643,200	641,440
Livzon Pharmaceutical Group, Inc. (A Shares)	94,200	479,367
Longfor Properties Co. Ltd. (c)	3,633,283	4,724,800
LONGi Green Energy Technology Co. Ltd.	815,766	1,638,368
Luxshare Precision Industry Co. Ltd. (A Shares)	733,882	3,886,050
Luzhou Laojiao Co. Ltd. (A Shares)	150,400	2,721,876
Mango Excellent Media Co. Ltd. (A Shares)	171,894	489,748
Maxscend Microelectronics Co. Ltd. (A Shares)	49,716	531,263
Meihua Holdings Group Co. Ltd. (A Shares)	238,200	336,527
Meituan Class B (b)(c)	8,930,500	123,657,691
Metallurgical Corp. China Ltd. (A Shares)	1,525,600	667,737
MGI Tech Co. Ltd. (A Shares)	49,537	306,701
Midea Group Co. Ltd. (A Shares)	373,400	3,297,619
MINISO Group Holding Ltd.	675,984	2,825,873
MMG Ltd. (b)	7,380,000	2,295,372
Montage Technology Co. Ltd. (A Shares)	118,354	977,028
Muyuan Foodstuff Co. Ltd. (A Shares)	556,770	3,371,583
Nanjing Iron & Steel Co. Ltd.	630,100	392,735
Nanjing Securities Co. Ltd. (A Shares)	474,500	519,208
NARI Technology Co. Ltd. (A Shares)	807,440	2,686,341
National Silicon Industry Group Co. Ltd. (A Shares)	356,995	759,506
NAURA Technology Group Co. Ltd.	56,600	2,685,849
NetEase, Inc.	3,409,535	62,884,027
New China Life Insurance Co. Ltd.	106,900	473,367
New China Life Insurance Co. Ltd. (H Shares)	1,888,400	3,683,575
New Hope Liuhe Co. Ltd. (A Shares) (b)	431,900	566,514
New Oriental Education & Technology Group, Inc. (b)	2,604,930	16,860,785
Ninestar Corp. (A Shares) (b)	128,800	481,857
Ningbo Deye Technology Co. Ltd. (A Shares)	55,636	747,490
Ningbo Joyson Electronic Corp. (A shares)	122,900	261,640
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	63,000	445,902
Ningbo Sanxing Medical Electric Co. Ltd.	159,400	650,207
Ningbo Shanshan Co. Ltd. (A Shares)	202,700	215,903
Ningbo Tuopu Group Co. Ltd. (A Shares)	180,525	915,408
Ningxia Baofeng Energy Group Co. Ltd.	743,700	1,548,227
NIO, Inc. sponsored ADR (a)(b)	2,359,129	10,474,533
Nongfu Spring Co. Ltd. (H Shares) (c)	3,592,600	14,001,890
Offshore Oil Enginering Co. Ltd. (A Shares)	358,900	273,410
OFILM Group Co. Ltd. (A Shares) (b)	323,200	372,006
Oppein Home Group, Inc. (A Shares)	58,900	371,605
Orient Securities Co. Ltd. (A Shares)	900,472	1,060,149
Oriental Pearl Group Co. Ltd.	502,000	441,525
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)	865,600	290,142
PDD Holdings, Inc. ADR (b)	1,052,529	135,660,463
People's Insurance Co. of China Group Ltd.:
(A Shares)	3,664,800	2,908,592
(H Shares)	9,742,000	3,279,400
People.cn Co. Ltd. (A Shares)	102,000	279,591
PetroChina Co. Ltd.:
(A Shares)	1,622,100	2,015,338
(H Shares)	38,188,000	33,286,225
Pharmaron Beijing Co. Ltd.:
(A Shares)	40,325	123,548
(H Shares) (c)	317,500	390,939
PICC Property & Casualty Co. Ltd. (H Shares)	12,276,001	16,089,679
Ping An Bank Co. Ltd. (A Shares)	1,996,900	2,840,564
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	1,740,277	10,258,830
(H Shares)	11,161,500	48,470,175
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	251,200	365,331
Piotech, Inc. (A Shares)	25,870	458,653
Poly Developments & Holdings (A Shares)	1,221,700	1,492,489
Pop Mart International Group Ltd. (c)	809,600	4,295,221
Postal Savings Bank of China Co. Ltd.	2,545,500	1,702,935
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	14,730,000	7,880,786
Power Construction Corp. of China Ltd. (A Shares)	2,990,639	2,278,266
Prosus NV (a)	2,494,979	87,033,107
Qifu Technology, Inc. ADR	208,847	4,241,683
Qinghai Salt Lake Potash Co. Ltd. Class A (b)	558,100	1,201,271
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	143,300	447,183
Rockchip Electronics Co. Ltd.	40,000	343,004
Rongsheng Petrochemical Co. Ltd. (A Shares)	1,034,950	1,300,183
SAIC Motor Corp. Ltd. (A Shares)	828,300	1,684,192
Sailun Group Co. Ltd. A Shares	337,300	615,757
Sanan Optoelectronics Co. Ltd. (A Shares)	464,300	765,929
Sangfor Technologies, Inc.	37,400	256,111
Sany Heavy Industry Co. Ltd. (A Shares)	958,000	2,142,969
Satellite Chemical Co. Ltd. (A Shares)	343,601	830,477
SDIC Capital Co. Ltd.	531,500	442,441
SDIC Power Holdings Co. Ltd. (A Shares)	752,600	1,771,069
Seres Group Co. Ltd. (A Shares) (b)	157,200	1,733,832
SF Holding Co. Ltd. (A Shares)	486,800	2,363,287
SG Micro Corp. (A Shares)	43,557	475,403
Shaanxi Coal Industry Co. Ltd. (A Shares)	1,080,700	3,501,170
Shan Xi Hua Yang Group New Energy Co. Ltd.	307,650	305,530
Shandong Gold Mining Co. Ltd.:
(A Shares)	649,523	2,646,763
(H Shares) (c)	849,750	1,761,963
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	71,000	361,601
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	219,800	756,540
Shandong Linglong Tyre Co. Ltd. (A Shares)	193,900	454,150
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	2,066,900	1,036,349
Shandong Sun Paper Industry JSC Ltd. (A Shares)	281,600	533,576
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	4,199,200	2,123,020
Shanghai Aiko Solar Energy Co. Ltd. (A Shares) (b)	169,280	221,103
Shanghai Baosight Software Co. Ltd.	1,922,011	3,144,410
Shanghai Construction Group Co. Ltd. (A Shares)	1,042,233	337,799
Shanghai Electric Group Co. Ltd. (A Shares) (b)	1,118,000	599,281
Shanghai Electric Power Co. Ltd. (A Shares)	242,800	316,122
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	613,500	1,019,248
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	19,303	391,661
Shanghai International Airport Co. Ltd. (A Shares)	109,172	522,895
Shanghai International Port Group Co. Ltd. (A Shares)	743,900	622,342
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	81,900	272,367
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	224,360	298,328
Shanghai M&G Stationery, Inc. (A Shares)	81,600	338,505
Shanghai Moons' Electric Co. Ltd. (A Shares)	38,400	213,494
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	800,800	2,151,809
(H Shares)	369,400	554,134
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	3,022,800	3,516,953
Shanghai Putailai New Energy Technology Co. Ltd.	186,751	336,267
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	658,400	702,196
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	1,089,200	1,004,754
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	81,170	1,306,972
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	391,800	296,302
Shanghai Zhangjiang High Ltd. (A Shares)	152,000	412,014
Shanjin International Gold Co. (A Shares)	331,180	815,593
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	319,000	569,978
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	322,800	695,251
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)	517,400	315,324
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares) (b)	507,700	252,452
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	124,460	3,177,632
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	574,180	658,501
Shede Spirits Co. Ltd. (A Shares)	31,000	235,600
Shenergy Co. Ltd. (A Shares)	440,800	509,807
Shengyi Technology Co. Ltd.	216,100	585,166
Shennan Circuits Co. Ltd. (A Shares)	56,740	869,755
Shenwan Hongyuan Group Co. Ltd. (A Shares)	2,339,415	1,484,057
Shenzhen Capchem Technology Co. Ltd. (A Shares)	94,220	429,094
Shenzhen Energy Group Co. Ltd. (A Shares)	384,398	359,387
Shenzhen Goodix Technology Co. Ltd. (A Shares)	46,300	402,542
Shenzhen Inovance Technology Co. Ltd. (A Shares)	131,000	846,449
Shenzhen Kangtai Biological Products Co. Ltd.	104,080	230,080
Shenzhen Kedali Industry Co. Ltd.	31,100	339,484
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	128,000	4,558,341
Shenzhen New Industries Biomedical Engineering Co. Ltd.	72,900	627,143
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	100,900	405,291
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	119,963	1,343,566
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	79,300	256,251
Shenzhou International Group Holdings Ltd.	1,472,600	12,505,937
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	168,960	370,227
Sichuan Changhong Electric Co. Ltd. (A Shares)	461,100	288,676
Sichuan Chuantou Energy Co. Ltd. (A Shares)	623,600	1,617,788
Sichuan Hebang Biotechnology Co. Ltd. (A Shares) (b)	901,300	214,722
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	165,000	686,533
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	1,000,900	873,392
Sichuan Swellfun Co. Ltd. (A Shares)	45,200	234,960
Sieyuan Electric Co. Ltd. (A Shares)	73,300	674,444
Silergy Corp.	567,000	7,873,312
Sinolink Securities Co. Ltd. (A Shares)	377,000	411,999
Sinoma International Engineering Co. Ltd. (A Shares)	244,200	345,004
Sinoma Science & Technology Co. Ltd. (A Shares)	217,100	344,606
Sinomine Resource Group Co. Ltd. (A Shares)	87,028	324,257
Sinopharm Group Co. Ltd. (H Shares)	2,299,600	5,404,002
Sinotruk Hong Kong Ltd.	1,172,500	3,084,006
SITC International Holdings Co. Ltd.	2,397,000	5,338,359
Smoore International Holdings Ltd. (a)(c)	3,129,000	3,656,511
Songcheng Performance Development Co. Ltd. (A Shares)	225,152	254,786
Soochow Securities Co. Ltd. (A Shares)	433,225	381,635
Southwest Securities Co. Ltd. (A Shares)	582,900	317,296
Spring Airlines Co. Ltd. (A Shares)	109,700	822,778
StarPower Semiconductor Ltd. (A Shares)	28,000	353,386
Sungrow Power Supply Co. Ltd. (A Shares)	219,800	2,095,479
Sunny Optical Technology Group Co. Ltd.	1,253,200	7,041,666
Sunresin New Materials Co. Ltd. (A Shares)	47,200	258,759
Sunwoda Electronic Co. Ltd. (A Shares)	162,600	386,920
SUPCON Technology Co. Ltd. (A Shares)	89,360	467,362
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	156,500	539,965
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	25,868	372,591
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	51,100	707,993
TAL Education Group ADR (b)	774,079	7,756,272
TBEA Co. Ltd. (A Shares)	516,150	967,993
TCL Technology Group Corp. (A Shares)	1,944,320	1,055,678
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	375,200	453,686
Tencent Holdings Ltd.	11,638,700	537,084,743
Tencent Music Entertainment Group ADR	1,312,726	18,614,455
Thunder Software Technology Co. Ltd. (A Shares)	51,700	324,962
Tian Di Science & Technology Co. Ltd. (A Shares)	419,700	337,748
Tianfeng Securities Co. Ltd. (A Shares) (b)	905,600	317,347
Tianqi Lithium Corp. (A Shares)	153,000	620,074
Tianshan Aluminum Group Co. Ltd.	419,900	400,140
Tianshui Huatian Technology Co. Ltd. (A Shares)	288,900	346,132
Tingyi (Cayman Islands) Holding Corp.	3,448,000	4,205,820
Tongcheng Travel Holdings Ltd.	2,115,200	3,687,390
TongFu Microelectronics Co. Ltd. (A Shares)	138,900	437,685
Tongkun Group Co. Ltd. (A Shares)	229,300	446,229
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	1,451,800	633,425
Tongwei Co. Ltd. (A Shares)	490,100	1,230,723
Topsports International Holdings Ltd. (c)	3,036,000	1,356,181
TravelSky Technology Ltd. (H Shares)	1,606,000	1,810,973
Trina Solar Co. Ltd. (A Shares)	202,669	489,566
Trip.com Group Ltd. (b)	969,043	41,370,115
Tsingtao Brewery Co. Ltd.:
(A Shares)	114,000	1,084,617
(H Shares)	1,098,000	7,019,858
Unigroup Guoxin Microelectronics Co. Ltd.	79,359	592,685
Unisplendour Corp. Ltd. (A Shares)	294,780	945,207
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	232,100	518,225
Vipshop Holdings Ltd. ADR	654,804	8,931,527
Walvax Biotechnology Co. Ltd. (A Shares)	348,100	558,329
Wanda Film Holding Co. Ltd. (A Shares) (b)	190,200	293,740
Wanhua Chemical Group Co. Ltd. (A Shares)	316,000	3,396,461
Want Want China Holdings Ltd.	8,400,000	5,042,462
Weichai Power Co. Ltd.:
(A Shares)	398,800	762,276
(H Shares)	3,993,800	6,379,570
Weihai Guangwei Composites Co. Ltd. (A Shares)	77,560	303,053
Wens Foodstuffs Group Co. Ltd. (A Shares)	664,420	1,835,041
Western Mining Co. Ltd. (A Shares)	273,400	610,438
Western Securities Co. Ltd. (A Shares)	499,740	451,997
Western Superconducting Technologies Co. Ltd. (A Shares)	78,064	417,365
Wharf Holdings Ltd.	1,888,000	5,183,461
Will Semiconductor Ltd.	132,515	1,889,964
Wilmar International Ltd.	3,362,080	7,998,365
Wingtech Technology Co. Ltd. (A Shares)	115,700	478,040
Wintime Energy Group Co. Ltd. (A Shares) (b)(d)	1,893,800	288,539
Wuchan Zhongda Group Co. Ltd.	515,800	311,491
Wuhan Guide Infrared Co. Ltd. (A Shares)	405,243	355,302
Wuliangye Yibin Co. Ltd. (A Shares)	406,100	7,135,683
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	197,040	913,730
WuXi AppTec Co. Ltd.	178,796	1,053,497
WuXi AppTec Co. Ltd. (H Shares) (c)	757,874	3,108,963
Wuxi Biologics (Cayman), Inc. (b)(c)	6,705,000	9,807,111
XCMG Construction Machinery Co. Ltd. (A Shares)	1,205,500	1,093,670
Xiamen C&D, Inc. (A Shares)	250,800	275,473
Xiamen Faratronic Co. Ltd. (A Shares)	21,000	252,038
Xiamen Tungsten Co. Ltd. (A Shares)	130,200	306,576
Xiaomi Corp. Class B (b)(c)	27,016,000	58,025,813
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	164,580	462,755
Xinyi Solar Holdings Ltd.	8,325,450	3,953,413
XPeng, Inc. Class A (b)	2,158,964	8,726,614
Yadea Group Holdings Ltd. (c)	2,098,000	2,824,956
Yankuang Ener-A:
(A Shares)	136,500	283,597
(H Shares)	6,402,100	8,358,207
Yantai Jereh Oilfield Services (A Shares)	88,800	387,314
Yealink Network Technology Corp. Ltd.	117,050	545,874
Yifeng Pharmacy Chain Co. Ltd.	107,928	313,032
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	166,300	630,442
YongXing Special Materials Technology Co. Ltd. (A Shares)	63,920	295,884
Yonyou Network Technology Co. Ltd. (A Shares) (b)	310,420	411,901
Youngor Fashion Co. Ltd. (A Shares)	684,077	677,468
YTO Express Group Co. Ltd. (A Shares)	393,100	780,782
Yum China Holdings, Inc.	696,558	21,063,914
Yunda Holding Co. Ltd. (A Shares)	252,250	257,849
Yunnan Aluminium Co. Ltd. (A Shares)	425,400	711,185
Yunnan Baiyao Group Co. Ltd. (A Shares)	183,520	1,283,922
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	49,700	333,181
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	463,900	346,973
Yunnan Energy New Material Co. Ltd.	90,800	387,611
Yunnan Tin Co. Ltd. (A Shares)	157,100	305,942
Yunnan Yuntianhua Co. Ltd. (Series A)	160,100	434,414
Yutong Bus Co. Ltd.	227,500	706,472
Zangge Mining Co. Ltd. (Series A)	143,700	457,786
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	66,200	1,950,767
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,696,500	4,825,009
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (b)	852,500	387,299
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	589,700	630,560
Zhejiang Chint Electric Co. Ltd. (A Shares)	219,800	586,965
Zhejiang Dahua Technology Co. Ltd. (A Shares)	308,600	641,158
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	44,240	322,191
Zhejiang Expressway Co. Ltd. (H Shares)	2,808,920	1,844,367
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	133,880	318,022
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	177,700	577,914
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	122,000	504,915
Zhejiang Juhua Co. Ltd. (A Shares)	337,600	927,731
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)(c)	855,600	2,737,797
Zhejiang Longsheng Group Co. Ltd. (A Shares)	305,900	380,905
Zhejiang NHU Co. Ltd. (A Shares)	284,508	823,604
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	165,600	422,501
Zhejiang Supor Cookware Co. Ltd.	46,000	320,036
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares)	256,400	507,846
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	208,520	553,377
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	131,100	254,583
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)	1,138,500	1,045,501
Zheshang Securities Co. Ltd.	398,900	642,019
Zhongji Innolight Co. Ltd. (A Shares)	116,480	2,089,291
Zhongjin Gold Co. Ltd. (A Shares)	596,300	1,326,442
Zhongsheng Group Holdings Ltd. Class H	1,418,000	2,217,880
Zhongtai Securities Co. Ltd. (A Shares)	607,800	508,482
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	25,415	191,605
(H Shares)	925,900	3,419,010
Zijin Mining Group Co. Ltd.:
(A Shares)	689,400	1,583,192
(H Shares)	11,345,000	23,030,226
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	832,200	775,748
ZTE Corp.:
(A Shares)	229,100	870,102
(H Shares)	1,647,336	3,685,650
ZTO Express, Inc. sponsored ADR	754,981	14,306,890
TOTAL CHINA		3,367,448,946
Colombia - 0.0%
Bancolombia SA	433,509	3,908,104
Interconexion Electrica SA ESP	747,224	3,227,945
TOTAL COLOMBIA		7,136,049
Czech Republic - 0.0%
CEZ A/S (a)	284,974	10,974,024
Komercni Banka A/S	130,010	4,494,536
MONETA Money Bank A/S (c)	522,179	2,392,125
TOTAL CZECH REPUBLIC		17,860,685
Denmark - 2.3%
A.P. Moller - Maersk A/S:
Series A	4,526	7,351,452
Series B	8,670	14,343,120
Carlsberg A/S Series B	168,483	20,345,499
Coloplast A/S Series B	221,999	28,859,995
Danske Bank A/S	1,212,870	37,113,956
Demant A/S (b)	174,855	6,694,567
DSV A/S	301,450	55,258,984
Genmab A/S (b)	116,693	32,962,463
Novo Nordisk A/S Series B	5,742,077	760,784,424
Novonesis (NOVOZYMES) B Series B	657,733	41,874,987
ORSTED A/S (b)(c)	330,189	19,652,169
Pandora A/S	144,711	22,686,514
Rockwool International A/S Series B	16,257	7,186,144
Tryg A/S	608,709	13,329,910
Vestas Wind Systems A/S (b)	1,781,428	44,085,079
TOTAL DENMARK		1,112,529,263
Egypt - 0.0%
Commercial International Bank SAE	4,026,408	6,906,086
Eastern Co. SAE	2,405,991	1,107,370
Talaat Moustafa Group Holding	1,577,550	1,827,372
TOTAL EGYPT		9,840,828
Finland - 0.6%
Elisa Corp. (A Shares)	251,840	11,725,266
Fortum Corp.	788,620	12,110,938
Kesko Oyj	483,331	8,735,519
Kone OYJ (B Shares)	597,729	30,507,437
Metso Corp.	1,101,793	11,182,472
Neste OYJ	746,376	15,063,980
Nokia Corp.	9,387,220	36,890,883
Nordea Bank Abp (Helsinki Stock Exchange)	5,548,177	64,923,305
Orion Oyj (B Shares)	191,125	8,784,709
Sampo Oyj (A Shares)	793,001	34,732,379
Stora Enso Oyj (R Shares)	1,036,531	12,945,407
UPM-Kymmene Corp.	941,678	31,114,070
Wartsila Corp.	877,855	18,103,366
TOTAL FINLAND		296,819,731
France - 5.9%
Accor SA	342,165	13,171,858
Aeroports de Paris SA	60,878	8,005,054
Air Liquide SA	257,070	46,904,622
Air Liquide SA	707,569	129,102,021
Airbus Group NV	1,045,871	158,268,246
Alstom SA	685,984	13,440,223
Amundi SA (c)	108,264	7,914,747
Arkema SA	106,875	9,669,633
AXA SA	3,191,703	112,060,172
bioMerieux SA	72,777	7,695,136
BNP Paribas SA	1,816,944	124,485,662
Bollore SA	1,251,539	7,801,794
Bouygues SA	330,938	11,439,555
Bureau Veritas SA	560,295	17,584,999
Capgemini SA	273,569	54,309,870
Carrefour SA	1,001,599	14,941,096
Compagnie de St.-Gobain	802,226	68,819,568
Compagnie Generale des Etablissements Michelin SCA Series B	1,194,895	47,304,552
Covivio	89,660	4,632,429
Credit Agricole SA	1,856,317	28,170,481
Danone SA	1,131,767	73,525,362
Dassault Aviation SA	34,464	6,941,281
Dassault Systemes SA	1,178,434	44,672,985
Edenred SA	441,261	18,390,632
Eiffage SA	129,284	12,886,412
Engie SA	2,346,921	36,893,989
Engie SA	863,500	13,574,364
EssilorLuxottica SA	518,505	118,795,887
Eurazeo SA	19,800	1,559,998
Eurazeo SA	80,772	6,363,848
Gecina SA	81,930	8,130,924
Getlink SE	531,529	9,477,199
Hermes International SCA	55,708	121,966,636
Ipsen SA	66,440	7,478,088
Kering SA (a)	131,040	40,247,365
Klepierre SA	376,411	10,787,179
L'Oreal SA	23,733	10,263,285
L'Oreal SA	399,531	172,776,329
La Francaise des Jeux SAEM (c)	184,473	7,167,288
Legrand SA	465,512	50,297,143
LVMH Moet Hennessy Louis Vuitton SE	485,116	342,182,589
Orange SA	3,275,402	36,348,028
Pernod Ricard SA	359,810	48,286,142
Publicis Groupe SA	403,251	42,097,988
Remy Cointreau SA	39,303	3,101,232
Remy Cointreau SA rights (b)(e)	39,303	85,071
Renault SA	339,205	16,460,971
Rexel SA	395,673	10,071,666
Safran SA	601,517	132,148,880
Sartorius Stedim Biotech	51,016	10,211,472
SEB SA	42,193	4,226,145
Societe Generale Series A	1,273,002	33,017,832
Sodexo SA	146,302	13,862,259
Sodexo SA	8,142	771,463
Teleperformance	94,132	12,143,423
Thales SA	166,843	26,534,150
TotalEnergies SE	3,778,193	254,900,869
Unibail-Rodamco-Westfield NV	207,546	15,565,935
Veolia Environnement SA	1,214,640	38,156,351
VINCI SA (a)	880,574	100,489,324
Vivendi SA	1,253,468	13,392,017
TOTAL FRANCE		2,811,971,719
Germany - 5.1%
adidas AG	285,300	71,417,559
Allianz SE	688,214	193,846,081
BASF AG	1,575,619	73,356,363
Bayer AG	1,731,995	51,528,064
Bayerische Motoren Werke AG (BMW)	563,371	52,252,191
Bechtle AG	145,621	6,442,620
Beiersdorf AG	176,657	25,657,301
Brenntag SE	229,494	16,347,706
Carl Zeiss Meditec AG	72,149	4,946,574
Commerzbank AG	1,858,555	30,352,345
Continental AG	194,644	11,932,429
Covestro AG (b)(c)	334,597	19,720,925
CTS Eventim AG	109,587	9,665,943
Daimler Truck Holding AG	941,514	36,417,399
Deutsche Bank AG	3,333,854	52,086,005
Deutsche Borse AG	334,375	68,469,481
Deutsche Lufthansa AG (a)	1,079,376	6,764,220
Deutsche Telekom AG	5,691,256	148,868,992
DHL Group	1,744,030	77,793,401
E.ON SE	3,949,503	55,416,943
Evonik Industries AG	454,741	9,235,072
Fresenius Medical Care AG & Co. KGaA	316,727	12,221,817
Fresenius Medical Care AG & Co. KGaA sponsored ADR	93,838	1,810,135
Fresenius SE & Co. KGaA (b)	738,738	26,535,379
GEA Group AG	272,255	12,033,423
Hannover Reuck SE	106,134	26,384,151
HeidelbergCement AG	240,802	25,143,457
Henkel AG & Co. KGaA	181,214	14,040,985
Infineon Technologies AG	2,300,745	79,923,662
Knorr-Bremse AG	128,461	10,330,300
LEG Immobilien AG	129,946	11,371,670
Mercedes-Benz Group AG (Germany)	1,411,997	93,339,330
Merck KGaA	227,806	40,876,837
MTU Aero Engines AG	94,243	26,691,957
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	240,104	118,388,824
Nemetschek SE	102,619	9,812,099
Puma AG	185,285	9,204,083
Rational AG	8,937	7,829,539
Rheinmetall AG	76,827	41,888,965
RWE AG	1,113,882	41,577,654
SAP SE	1,837,449	388,474,050
Scout24 AG (c)	133,416	10,569,309
Siemens AG	1,337,367	244,868,031
Siemens Energy AG (b)	1,056,618	30,772,253
Siemens Healthineers AG (c)	495,807	26,630,819
Symrise AG	234,459	29,624,525
Talanx AG	112,907	8,584,100
Volkswagen AG	55,546	6,553,821
Vonovia SE	1,291,479	39,708,747
Zalando SE (b)(c)	397,435	10,198,241
TOTAL GERMANY		2,427,905,777
Greece - 0.1%
Alpha Services and Holdings SA	4,037,422	7,441,258
Eurobank Ergasias Services and Holdings SA	4,541,778	10,410,689
Ff Group (b)(d)	7,962	0
Hellenic Telecommunications Organization SA	334,468	5,491,206
Jumbo SA	205,595	5,509,229
Metlen Energy & Metals SA	192,495	7,599,795
Motor Oil (HELLAS) Corinth Refineries SA	112,393	2,860,910
National Bank of Greece SA	1,356,459	11,905,705
OPAP SA	315,904	5,507,801
Piraeus Financial Holdings SA	1,878,839	7,938,017
Public Power Corp. of Greece	358,221	4,563,049
TOTAL GREECE		69,227,659
Hong Kong - 1.0%
AIA Group Ltd.	19,789,809	132,371,280
CK Asset Holdings Ltd.	3,374,639	12,914,840
CK Infrastructure Holdings Ltd.	1,127,131	7,523,488
CLP Holdings Ltd.	2,908,476	24,962,351
Futu Holdings Ltd. ADR (b)	98,428	6,228,524
Hang Seng Bank Ltd.	1,353,853	16,609,408
Henderson Land Development Co. Ltd.	2,601,869	7,308,191
HKT Trust/HKT Ltd. unit	6,760,479	8,185,762
Hong Kong & China Gas Co. Ltd.	19,830,350	16,168,150
Hong Kong Exchanges and Clearing Ltd.	2,125,384	62,692,545
Hongkong Land Holdings Ltd.	1,952,145	6,305,428
Jardine Matheson Holdings Ltd.	277,764	9,777,293
Link (REIT)	4,521,209	19,096,731
MTR Corp. Ltd.	2,770,120	8,970,355
Orient Overseas International Ltd.	236,500	3,338,852
Power Assets Holdings Ltd.	2,420,926	15,431,259
Prudential PLC	4,847,027	43,741,469
Sino Biopharmaceutical Ltd.	18,408,000	6,620,693
Sino Land Ltd.	6,844,596	7,078,638
Sun Hung Kai Properties Ltd.	2,558,422	22,152,157
Swire Pacific Ltd. (A Shares)	727,060	6,267,558
Swire Properties Ltd.	2,025,920	3,205,024
Techtronic Industries Co. Ltd.	2,430,370	31,138,450
WH Group Ltd. (c)	14,774,743	9,606,699
Wharf Real Estate Investment Co. Ltd.	2,947,349	7,250,625
TOTAL HONG KONG		494,945,770
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	763,071	5,947,762
OTP Bank PLC	394,000	20,175,989
Richter Gedeon PLC	246,183	7,018,295
TOTAL HUNGARY		33,142,046
India - 5.5%
ABB India Ltd.	93,624	8,830,218
Adani Enterprises Ltd.	301,988	11,431,338
Adani Green Energy Ltd. (b)	558,418	12,319,800
Adani Ports & Special Economic Zone Ltd.	931,270	17,461,354
Adani Power Ltd. (b)	1,359,167	11,922,446
Ambuja Cements Ltd.	1,054,454	8,563,177
APL Apollo Tubes Ltd.	294,410	5,223,427
Apollo Hospitals Enterprise Ltd.	176,549	13,949,066
Ashok Leyland Ltd.	2,626,009	8,063,280
Asian Paints Ltd.	670,848	24,713,382
Astral Ltd.	235,974	6,168,657
AU Small Finance Bank Ltd. (c)	620,600	4,788,596
Aurobindo Pharma Ltd.	464,524	7,956,701
Avenue Supermarts Ltd. (b)(c)	286,912	16,914,135
Axis Bank Ltd.	4,021,244	56,004,966
Bajaj Auto Ltd.	118,253	13,649,238
Bajaj Finance Ltd.	490,677	39,891,336
Bajaj Finserv Ltd.	674,769	13,310,779
Bajaj Holdings & Investment Ltd.	47,219	5,424,998
Balkrishna Industries Ltd.	132,607	5,263,399
Bandhan Bank Ltd. (c)	1,361,525	3,546,270
Bank of Baroda	1,822,287	5,520,545
Bharat Electronics Ltd.	6,446,193	24,332,651
Bharat Forge Ltd.	448,080	9,277,046
Bharat Heavy Electricals Ltd.	1,833,687	6,904,156
Bharat Petroleum Corp. Ltd.	2,659,751	11,119,913
Bharti Airtel Ltd.	3,992,150	71,117,255
Bosch Ltd.	13,083	5,465,605
Britannia Industries Ltd.	189,556	13,095,736
Canara Bank Ltd.	3,246,198	4,447,404
Cg Power & Industrial Soluti	1,071,751	9,421,109
Cholamandalam Investment and Finance Co. Ltd.	742,331	12,559,581
Cipla Ltd./India	927,488	17,106,860
Coal India Ltd.	2,719,980	16,964,181
Colgate-Palmolive Ltd.	239,738	9,769,874
Container Corp. of India Ltd.	434,503	5,399,385
Cummins India Ltd.	242,304	11,148,505
Dabur India Ltd.	934,296	7,093,605
Divi's Laboratories Ltd.	208,730	12,273,337
DLF Ltd.	1,315,611	13,971,172
Dr. Reddy's Laboratories Ltd.	206,329	16,635,143
Eicher Motors Ltd.	242,245	14,358,305
GAIL India Ltd.	4,028,381	11,593,747
GMR Airports Infrastructure Ltd. (b)	4,282,367	5,203,113
Godrej Consumer Products Ltd.	723,452	12,448,834
Godrej Properties Ltd. (b)	219,411	8,436,919
Grasim Industries Ltd.	464,491	15,404,386
Havells India Ltd.	441,663	9,757,933
HCL Technologies Ltd.	1,671,309	32,788,299
HDFC Asset Management Co. Ltd. (c)	168,945	8,301,687
HDFC Bank Ltd.	4,945,880	95,576,551
HDFC Standard Life Insurance Co. Ltd. (c)	1,680,903	14,364,239
Hero Motocorp Ltd.	212,190	13,909,289
Hindalco Industries Ltd.	2,355,774	18,839,935
Hindustan Aeronautics Ltd.	350,276	20,594,787
Hindustan Petroleum Corp. Ltd.	1,510,695	7,077,340
Hindustan Unilever Ltd.	1,447,583	46,778,405
ICICI Bank Ltd.	9,143,898	133,287,318
ICICI Lombard General Insurance Co. Ltd. (c)	386,077	9,258,160
ICICI Prudential Life Insurance Co. Ltd. (c)	616,563	5,419,461
IDFC Bank Ltd. (b)	6,165,175	5,595,413
Indian Oil Corp. Ltd.	4,936,791	10,711,697
Indian Railway Catering & Tourism Corp. Ltd.	427,481	5,042,550
Indus Towers Ltd. (b)	2,134,437	11,042,108
IndusInd Bank Ltd.	508,803	8,676,556
Info Edge India Ltd.	125,712	10,550,972
Infosys Ltd.	5,537,788	122,800,800
Infosys Ltd. sponsored ADR (a)	326,978	7,236,023
InterGlobe Aviation Ltd. (b)(c)	307,439	16,421,412
ITC Ltd.	5,283,333	31,257,229
Jindal Stainless Ltd.	582,062	5,147,835
Jindal Steel & Power Ltd.	629,640	7,431,722
Jio Financial Services Ltd.	5,039,269	19,771,209
JSW Energy Ltd.	618,984	5,381,968
JSW Steel Ltd.	1,075,216	11,920,405
Jubilant Foodworks Ltd.	639,903	4,576,424
Kotak Mahindra Bank Ltd.	1,925,463	41,575,732
Larsen & Toubro Ltd.	1,184,965	53,992,121
Ltimindtree Ltd. (c)	154,421	10,435,449
Lupin Ltd.	398,715	9,104,303
Macrotech Developers Ltd. (c)	521,212	8,147,381
Mahindra & Mahindra Ltd.	1,642,806	57,053,348
Mankind Pharma Ltd. (b)	171,164	4,146,027
Marico Ltd.	910,277	7,328,721
Maruti Suzuki India Ltd.	249,313	39,054,405
Max Healthcare Institute Ltd.	1,371,197	15,103,543
Mphasis BFL Ltd.	182,924	6,319,379
MRF Ltd.	4,124	7,006,455
Muthoot Finance Ltd.	207,399	4,553,089
Nestle India Ltd.	594,828	17,450,665
NHPC Ltd.	5,300,327	6,649,480
NMDC Ltd.	1,811,049	5,226,072
NTPC Ltd.	7,680,815	38,161,985
Oil & Natural Gas Corp. Ltd.	5,541,049	22,117,129
Page Industries Ltd.	10,480	5,306,696
PB Fintech Ltd. (b)	513,287	8,907,508
Persistent Systems Ltd.	174,315	10,060,486
Petronet LNG Ltd.	1,332,170	5,863,102
Phoenix Mills Ltd.	172,070	7,392,649
PI Industries Ltd.	132,924	7,034,139
Pidilite Industries Ltd.	267,827	10,192,600
Polycab India Ltd.	92,276	7,558,389
Power Finance Corp. Ltd.	2,617,956	17,409,724
Power Grid Corp. of India Ltd.	8,186,900	34,046,978
Punjab National Bank	3,887,103	5,754,438
REC Ltd.	2,320,531	17,855,504
Reliance Industries Ltd.	5,357,124	192,642,071
Samvardhana Motherson International Ltd.	4,742,870	11,134,963
SBI Cards & Payment Services Ltd.	485,436	4,214,122
SBI Life Insurance Co. Ltd. (c)	794,852	16,647,902
Shree Cement Ltd.	16,039	5,313,995
Shriram Finance Ltd.	498,180	17,445,088
Siemens Ltd.	157,122	13,385,465
Solar Industries India Ltd.	48,010	6,183,263
Sona Blw Precision Forgings Ltd. (c)	730,278	5,924,452
SRF Ltd.	263,072	8,310,252
State Bank of India	3,141,222	32,729,895
Sun Pharmaceutical Industries Ltd.	1,690,095	34,706,093
Sundaram Finance Ltd.	117,740	6,082,128
Supreme Industries Ltd.	111,439	7,126,600
Suzlon Energy Ltd. (b)	16,647,158	13,794,460
Tata Communications Ltd.	194,585	4,626,541
Tata Consultancy Services Ltd.	1,590,670	83,313,364
Tata Consumer Products Ltd.	1,009,833	14,339,812
Tata Consumer Products Ltd. rights 8/19/24 (b)	38,839	172,073
Tata Elxsi Ltd.	58,599	4,888,277
Tata Motors Ltd.	2,908,749	40,182,646
Tata Motors Ltd. Class A	835,305	7,911,313
Tata Power Co. Ltd./The	2,539,980	13,760,483
Tata Steel Ltd.	13,192,458	26,049,999
Tech Mahindra Ltd.	948,906	17,616,365
The Indian Hotels Co. Ltd.	1,513,264	11,604,164
Thermax Ltd.	74,054	4,485,811
Titan Co. Ltd.	626,536	25,883,359
Torrent Pharmaceuticals Ltd.	179,705	6,807,528
Torrent Power Ltd.	297,679	6,635,824
Trent Ltd.	319,426	22,276,095
Tube Investments of India Ltd.	186,246	9,205,884
Tvs Motor Co. Ltd.	420,743	12,718,602
Ultratech Cement Ltd.	203,585	28,903,848
Union Bank of India Ltd.	2,598,323	4,183,245
United Spirits Ltd.	515,895	8,708,152
UPL Ltd.	770,047	5,261,160
Varun Beverages Ltd.	801,628	15,102,368
Vedanta Ltd.	2,408,682	12,967,180
Wipro Ltd.	2,301,472	14,362,297
Yes Bank Ltd. (b)	25,157,028	7,965,249
Zomato Ltd. (b)	11,649,897	31,925,703
TOTAL INDIA		2,654,288,245
Indonesia - 0.5%
Amman Mineral Internasional PT	11,426,700	8,310,008
PT Adaro Energy Indonesia Tbk	25,458,200	5,041,538
PT Aneka Tambang Tbk	14,416,000	1,165,870
PT Astra International Tbk	35,757,300	10,379,733
PT Bank Central Asia Tbk	97,854,900	61,836,353
PT Bank Mandiri (Persero) Tbk	66,006,600	26,032,291
PT Bank Negara Indonesia (Persero) Tbk	26,478,378	8,093,330
PT Bank Rakyat Indonesia (Persero) Tbk	120,435,200	34,654,033
PT Barito Pacific Tbk	48,000,317	3,217,733
PT Chandra Asri Pacific Tbk	13,584,600	8,062,201
PT Charoen Pokphand Indonesia Tbk	12,461,000	4,004,227
PT GoTo Gojek Tokopedia Tbk (b)	1,607,941,068	5,241,136
PT Indah Kiat Pulp & Paper Tbk	4,199,600	2,156,621
PT Indofood CBP Sukses Makmur Tbk	4,121,100	2,768,943
PT Indofood Sukses Makmur Tbk	7,742,600	2,916,570
PT Kalbe Farma Tbk	36,286,100	3,548,272
PT Merdeka Copper Gold Tbk (b)	16,717,290	2,529,184
PT Sumber Alfaria Trijaya Tbk	32,010,100	5,590,940
PT Surya Citra Media Tbk	35	0
PT Telkom Indonesia Persero Tbk	87,878,800	15,607,664
PT Unilever Indonesia Tbk	13,111,800	1,967,576
PT United Tractors Tbk	2,530,812	4,015,680
TOTAL INDONESIA		217,139,903
Ireland - 0.3%
AerCap Holdings NV	360,400	33,859,580
AIB Group PLC	2,974,314	17,060,442
Bank of Ireland Group PLC	1,818,531	20,615,902
Kerry Group PLC Class A	273,678	25,590,645
Kingspan Group PLC (Ireland)	272,394	25,470,582
TOTAL IRELAND		122,597,151
Israel - 0.4%
Azrieli Group	75,609	4,642,061
Bank Hapoalim BM (Reg.)	2,240,196	20,586,290
Bank Leumi le-Israel BM	2,685,860	23,189,734
Check Point Software Technologies Ltd. (b)	159,312	29,225,786
Elbit Systems Ltd. (Israel)	47,006	8,401,744
Global-e Online Ltd. (a)(b)	174,588	5,991,860
Icl Group Ltd.	1,365,133	5,730,785
Israel Discount Bank Ltd. (Class A)	2,167,925	11,085,068
Mizrahi Tefahot Bank Ltd.	272,066	9,830,763
NICE Ltd. (b)	91,209	16,550,993
NICE Ltd. sponsored ADR (b)	20,019	3,623,439
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,974,305	34,412,136
Wix.com Ltd. (b)	92,542	14,429,611
TOTAL ISRAEL		187,700,270
Italy - 1.6%
Amplifon SpA (a)	216,454	6,887,166
Banco BPM SpA	2,273,639	15,748,133
Coca-Cola HBC AG	382,839	13,977,306
Davide Campari Milano NV	1,097,601	9,906,908
DiaSorin SpA	40,088	4,381,909
Enel SpA	14,290,220	102,020,407
Eni SpA	3,753,831	60,060,549
Ferrari NV (Italy)	221,868	91,340,371
FinecoBank SpA	1,083,833	18,415,759
Generali	1,784,491	46,215,181
Infrastrutture Wireless Italiane SpA (c)	588,801	6,550,723
Intesa Sanpaolo SpA	25,716,360	104,429,869
Leonardo SpA	716,057	17,056,709
Mediobanca SpA	887,400	14,401,028
Moncler SpA	388,236	23,142,876
Nexi SpA (b)(c)	1,050,043	6,450,258
Poste Italiane SpA (c)	797,455	10,801,017
Prysmian SpA	463,883	31,899,455
Recordati SpA	182,104	9,923,081
Snam SpA	3,539,235	16,912,681
Telecom Italia SpA (b)	8,982,527	2,203,828
Telecom Italia SpA (Risparmio Shares) (b)	7,564,311	2,047,438
Terna - Rete Elettrica Nazionale	2,469,697	20,554,060
UniCredit SpA	2,663,519	109,403,255
TOTAL ITALY		744,729,967
Japan - 14.6%
Advantest Corp.	1,351,228	59,807,221
AEON Co. Ltd.	1,152,678	26,300,190
AGC, Inc.	346,796	12,411,749
Aisin Seiki Co. Ltd.	311,101	10,695,038
Ajinomoto Co., Inc.	827,715	34,089,668
Ana Holdings, Inc.	286,951	5,488,722
Asahi Group Holdings	848,117	31,221,903
Asahi Kasei Corp.	2,234,125	16,110,866
Asics Corp.	1,202,949	19,874,495
Astellas Pharma, Inc.	3,191,465	37,014,478
Bandai Namco Holdings, Inc.	1,046,294	22,234,550
Bridgestone Corp.	1,005,295	40,989,540
Brother Industries Ltd.	406,275	8,442,536
Canon, Inc.	1,723,028	53,933,708
Canon, Inc. sponsored ADR (a)	39,199	1,218,305
Capcom Co. Ltd.	606,400	12,961,469
Central Japan Railway Co.	1,352,790	31,894,661
Chiba Bank Ltd.	921,094	8,628,326
Chubu Electric Power Co., Inc.	1,133,595	14,292,955
Chugai Pharmaceutical Co. Ltd.	1,182,124	51,590,857
Concordia Financial Group Ltd.	1,844,088	11,622,394
Dai Nippon Printing Co. Ltd.	365,121	12,011,828
Dai-ichi Mutual Life Insurance Co.	1,593,191	48,576,891
Daifuku Co. Ltd.	530,727	9,710,775
Daiichi Sankyo Co. Ltd.	3,256,196	132,617,347
Daikin Industries Ltd.	464,482	67,352,995
Daito Trust Construction Co. Ltd.	101,521	12,289,866
Daiwa House Industry Co. Ltd.	987,908	27,975,957
Daiwa Securities Group, Inc.	2,355,251	19,445,190
DENSO Corp.	3,328,800	54,589,035
Dentsu Group, Inc.	353,722	9,353,549
Disco Corp.	160,487	53,666,347
East Japan Railway Co.	1,596,543	30,419,582
Eisai Co. Ltd.	446,697	17,035,219
ENEOS Holdings, Inc.	5,082,664	26,630,827
FANUC Corp.	1,678,925	49,774,712
Fast Retailing Co. Ltd.	308,289	84,979,525
Fuji Electric Co. Ltd.	224,604	12,633,278
FUJIFILM Holdings Corp.	1,970,244	46,844,392
Fujitsu Ltd.	3,099,380	56,285,281
Hamamatsu Photonics K.K.	247,446	7,183,623
Hankyu Hanshin Holdings, Inc.	399,780	11,488,621
Hikari Tsushin, Inc.	31,770	5,982,655
Hitachi Construction Machinery Co. Ltd.	191,571	4,771,485
Hitachi Ltd.	8,158,745	176,283,413
Honda Motor Co. Ltd.	7,901,258	84,421,598
Hoshizaki Corp.	193,606	6,134,960
Hoya Corp.	617,782	77,408,585
Hulic Co. Ltd.	683,172	6,710,641
Ibiden Co. Ltd.	197,440	7,700,957
Idemitsu Kosan Co. Ltd.	1,605,635	10,575,228
INPEX Corp. (a)	1,666,812	25,738,071
Isuzu Motors Ltd.	1,031,792	13,957,181
Itochu Corp.	2,090,571	107,211,709
Japan Airlines Co. Ltd.	245,126	3,971,748
Japan Exchange Group, Inc.	875,894	20,564,611
Japan Post Bank Co. Ltd.	2,545,740	26,773,561
Japan Post Holdings Co. Ltd.	3,659,346	38,754,186
Japan Post Insurance Co. Ltd.	335,342	7,013,294
Japan Real Estate Investment Corp.	2,259	7,841,394
Japan Tobacco, Inc.	2,113,226	62,182,059
JFE Holdings, Inc.	1,005,490	14,728,787
Kajima Corp.	745,178	14,399,461
Kansai Electric Power Co., Inc.	1,240,299	21,228,705
Kao Corp.	821,526	35,974,364
Kawasaki Kisen Kaisha Ltd.	689,500	10,594,280
KDDI Corp.	2,633,707	79,248,282
Keisei Electric Railway Co.	224,842	6,724,817
Keyence Corp.	342,429	149,730,637
Kikkoman Corp.	1,200,940	15,028,504
Kintetsu Group Holdings Co. Ltd.	317,364	7,385,140
Kirin Holdings Co. Ltd.	1,360,420	19,233,043
Kobe Bussan Co. Ltd.	264,772	6,995,545
Koito Manufacturing Co. Ltd.	343,030	5,141,844
Komatsu Ltd.	1,628,564	46,296,124
Konami Group Corp.	177,636	13,365,267
Kubota Corp.	1,760,867	25,315,839
Kyocera Corp.	2,266,324	28,544,277
Kyowa Kirin Co., Ltd.	467,121	9,852,799
Lasertec Corp.	139,795	24,804,283
LY Corp.	4,655,749	11,648,288
M3, Inc.	776,802	7,253,201
Makita Corp.	391,568	12,907,198
Marubeni Corp.	2,506,645	47,174,506
MatsukiyoCocokara & Co.	602,400	9,854,018
Mazda Motor Corp.	996,609	8,596,168
McDonald's Holdings Co. (Japan) Ltd. (a)	153,445	6,360,892
Meiji Holdings Co. Ltd.	415,312	10,488,444
Minebea Mitsumi, Inc.	641,300	15,426,041
Mitsubishi Chemical Group Corp.	2,358,884	13,932,149
Mitsubishi Corp.	5,881,303	121,460,985
Mitsubishi Electric Corp.	3,403,097	56,701,647
Mitsubishi Estate Co. Ltd.	1,983,512	33,806,862
Mitsubishi HC Capital, Inc.	1,411,516	10,275,079
Mitsubishi Heavy Industries Ltd.	5,580,780	66,891,698
Mitsubishi UFJ Financial Group, Inc.	19,538,118	225,672,156
Mitsui & Co. Ltd.	4,526,492	105,032,213
Mitsui Chemicals, Inc.	301,571	8,719,025
Mitsui Fudosan Co. Ltd.	4,702,530	48,717,556
Mitsui OSK Lines Ltd.	609,800	19,369,181
Mizuho Financial Group, Inc.	4,244,032	97,019,185
MonotaRO Co. Ltd.	444,708	6,286,526
MS&AD Insurance Group Holdings, Inc.	2,264,245	53,378,552
Murata Manufacturing Co. Ltd.	3,035,183	67,526,692
NEC Corp.	432,763	37,457,662
Nexon Co. Ltd.	586,559	12,633,727
Nidec Corp.	736,056	32,379,622
Nintendo Co. Ltd.	1,828,690	101,050,494
Nippon Building Fund, Inc.	2,684	10,373,726
Nippon Express Holdings, Inc. (a)	128,485	6,357,552
Nippon Paint Holdings Co. Ltd.	1,683,130	10,761,336
Nippon Prologis REIT, Inc.	3,993	6,586,364
Nippon Sanso Holdings Corp.	303,486	10,068,592
Nippon Steel Corp.	1,502,199	32,616,346
Nippon Telegraph & Telephone Corp.	52,528,475	55,980,295
Nippon Yusen KK (a)	811,933	26,163,652
Nissan Chemical Corp.	220,584	7,117,353
Nissan Motor Co. Ltd. (a)	4,092,925	12,991,463
Nissin Food Holdings Co. Ltd.	348,315	10,400,274
Nitori Holdings Co. Ltd.	141,942	17,358,866
Nitto Denko Corp.	253,750	22,034,010
Nomura Holdings, Inc.	5,297,365	32,661,494
Nomura Real Estate Holdings, Inc.	194,518	5,506,831
Nomura Real Estate Master Fund, Inc.	7,089	6,989,388
Nomura Research Institute Ltd.	665,580	20,748,697
NTT Data Corp.	1,114,356	17,355,445
Obayashi Corp.	1,144,285	15,023,695
OBIC Co. Ltd.	113,252	17,236,712
Olympus Corp.	2,035,363	35,138,697
OMRON Corp.	306,477	11,368,420
Ono Pharmaceutical Co. Ltd.	659,345	9,726,878
Oracle Corp. Japan	65,703	5,363,958
Oriental Land Co. Ltd.	1,920,540	54,984,154
ORIX Corp.	2,030,554	49,118,394
Osaka Gas Co. Ltd.	642,918	14,551,906
Otsuka Corp.	401,064	8,917,888
Otsuka Holdings Co. Ltd.	737,703	37,599,473
Pan Pacific International Holdings Ltd.	664,691	17,486,381
Panasonic Holdings Corp.	4,109,693	33,663,260
Rakuten Group, Inc. (b)	2,651,060	15,552,918
Recruit Holdings Co. Ltd.	2,612,883	149,831,311
Renesas Electronics Corp.	2,636,883	45,417,337
Resona Holdings, Inc.	3,719,489	26,672,235
Ricoh Co. Ltd.	959,038	8,927,985
ROHM Co. Ltd.	579,880	7,931,472
SBI Holdings, Inc. Japan	482,565	12,701,537
Screen Holdings Co. Ltd.	144,200	12,219,476
SCSK Corp.	273,333	5,388,932
Secom Co. Ltd.	369,659	23,603,744
Seiko Epson Corp.	503,409	8,714,222
Sekisui Chemical Co. Ltd.	668,439	10,144,495
Sekisui House Ltd. (a)	1,053,103	26,386,914
Seven & i Holdings Co. Ltd.	3,936,316	47,136,434
SG Holdings Co. Ltd.	568,449	5,781,062
Shimadzu Corp.	421,477	12,542,602
SHIMANO, Inc.	133,490	23,818,883
Shin-Etsu Chemical Co. Ltd.	3,172,185	140,942,359
Shionogi & Co. Ltd.	440,394	19,372,529
Shiseido Co. Ltd.	701,075	21,909,602
Shizuoka Financial Group	764,318	7,634,233
SMC Corp.	100,855	49,072,570
SoftBank Corp.	5,017,127	65,447,212
SoftBank Group Corp.	1,811,044	110,677,294
Sompo Holdings, Inc.	1,569,962	35,798,144
Sony Group Corp.	2,197,220	195,154,093
Subaru Corp.	1,066,078	20,496,948
Sumco Corp.	614,829	10,108,030
Sumitomo Corp.	1,829,169	45,450,351
Sumitomo Electric Industries Ltd.	1,264,703	19,131,260
Sumitomo Metal Mining Co. Ltd.	436,232	13,302,502
Sumitomo Mitsui Financial Group, Inc.	2,201,572	158,981,959
Sumitomo Mitsui Trust Holdings, Inc.	1,155,514	29,207,750
Sumitomo Realty & Development Co. Ltd.	503,479	16,641,363
Suntory Beverage & Food Ltd.	245,303	8,878,428
Suzuki Motor Corp.	2,773,728	31,876,193
Sysmex Corp.	891,887	14,601,322
T&D Holdings, Inc.	864,853	16,212,314
Taisei Corp.	290,902	12,355,000
Takeda Pharmaceutical Co. Ltd.	2,783,120	78,134,113
TDK Corp.	684,987	47,786,287
Terumo Corp.	2,364,948	42,399,649
TIS, Inc.	371,267	8,005,023
Toho Co. Ltd.	200,905	7,214,950
Tokio Marine Holdings, Inc.	3,306,524	129,725,326
Tokyo Electric Power Co., Inc. (b)	2,693,926	13,493,231
Tokyo Electron Ltd.	830,358	173,750,332
Tokyo Gas Co. Ltd.	628,739	13,775,436
Tokyu Corp.	874,175	10,590,968
Toppan Holdings, Inc.	405,777	11,477,871
Toray Industries, Inc.	2,411,919	12,539,703
Toto Ltd.	254,317	7,002,670
Toyota Industries Corp.	258,143	22,108,572
Toyota Motor Corp.	18,660,030	358,473,340
Toyota Tsusho Corp.	1,122,185	22,435,868
Trend Micro, Inc.	234,745	11,251,912
Unicharm Corp.	711,697	23,842,289
West Japan Railway Co.	777,760	15,311,793
Yakult Honsha Co. Ltd.	452,636	9,324,353
Yamaha Motor Co. Ltd.	1,580,217	14,714,956
Yamato Holdings Co. Ltd.	440,129	5,345,405
Yaskawa Electric Corp.	424,789	14,784,278
Yokogawa Electric Corp.	399,100	10,102,120
Zensho Holdings Co. Ltd.	167,000	6,807,977
ZOZO, Inc.	241,463	7,068,814
TOTAL JAPAN		6,964,039,323
Jordan - 0.0%
Hikma Pharmaceuticals PLC	294,082	7,198,208
Korea (South) - 3.2%
Alteogen, Inc. (b)	69,379	15,954,551
AMOREPACIFIC Corp.	48,545	6,439,401
Celltrion Pharm, Inc.	31,546	2,312,193
Celltrion, Inc.	269,858	40,287,899
CJ CheilJedang Corp.	14,094	3,976,764
Cosmo AM&T Co. Ltd. (b)	43,047	4,079,093
Coway Co. Ltd.	99,823	4,540,092
Db Insurance Co. Ltd.	81,228	6,552,606
Delivery Hero AG (b)(c)	335,190	7,457,371
Doosan Bobcat, Inc.	93,547	2,813,670
Doosan Heavy Industries & Construction Co. Ltd. (b)	790,026	10,860,197
Ecopro BM Co. Ltd. (a)(b)	86,816	11,401,893
Ecopro Co. Ltd. (a)(b)	177,086	11,932,514
Ecopro Materials Co. Ltd.	23,313	1,378,571
Enchem Co. Ltd. (b)	19,103	2,433,565
EUSU Holdings Co. Ltd.	6	24
GS Holdings Corp.	78,874	2,815,715
Hana Financial Group, Inc.	511,098	24,140,956
Hanjin Kal Corp.	45,598	2,293,565
Hanjin Shipping Co. Ltd. (b)(d)	12	0
Hankook Tire Co. Ltd.	126,572	4,125,771
Hanmi Pharm Co. Ltd.	12,231	2,580,512
Hanmi Semiconductor Co. Ltd.	75,696	7,250,247
Hanwha Aerospace Co. Ltd.	62,725	13,188,007
Hanwha Ocean Co. Ltd. (b)	156,640	3,493,493
Hanwha Solutions Corp.	190,194	3,436,513
HD Hyundai Co. Ltd.	74,157	4,542,136
HD Hyundai Electric Co. Ltd.	37,881	8,572,927
HD Hyundai Heavy Industries Co. Ltd. (b)	39,843	6,137,344
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	74,743	11,295,017
HLB, Inc.	205,618	12,128,819
HMM Co. Ltd.	427,158	5,675,524
HYBE Co. Ltd.	37,446	4,811,319
Hyundai Engineering & Construction Co. Ltd.	132,854	3,244,268
Hyundai Glovis Co. Ltd.	66,986	5,941,640
Hyundai Mobis	107,743	17,343,776
Hyundai Motor Co. Ltd.	238,246	43,308,284
Hyundai Steel Co.	147,337	2,974,082
Industrial Bank of Korea	479,073	4,896,387
Kakao Corp.	554,383	15,865,070
KakaoBank Corp.	284,114	4,438,665
KB Financial Group, Inc.	675,521	43,891,683
Kia Corp.	460,949	37,722,850
Korea Aerospace Industries Ltd.	125,525	5,223,374
Korea Electric Power Corp. (b)	453,731	6,581,324
Korea Investment Holdings Co. Ltd.	71,017	3,795,067
Korea Zinc Co. Ltd.	15,181	5,364,037
Korean Air Lines Co. Ltd.	319,028	4,949,186
KRAFTON, Inc. (b)	51,489	11,051,158
KT Corp.	58,378	1,708,688
KT&G Corp.	181,863	12,387,167
Kum Yang Co. Ltd. (b)	64,323	3,169,685
Kumho Petro Chemical Co. Ltd.	28,290	2,864,543
L&F Co. Ltd. (b)	45,662	3,790,194
LG Chemical Ltd.	86,991	19,401,332
LG Corp.	163,836	10,369,897
LG Display Co. Ltd. (b)	525,971	4,339,560
LG Electronics, Inc.	188,640	14,322,312
LG Energy Solution (b)	83,093	19,654,204
LG H & H Co. Ltd.	16,549	4,252,658
LG Innotek Co. Ltd.	25,695	4,802,138
LG Uplus Corp.	383,731	2,809,790
Lotte Chemical Corp.	32,272	2,388,965
Meritz Financial Holdings Co.	172,581	10,633,627
Mirae Asset Securities Co. Ltd.	417,478	2,362,008
NAVER Corp.	228,050	28,968,455
NCSOFT Corp.	24,313	3,111,476
Netmarble Corp. (b)(c)	43,857	2,026,696
NH Investment & Securities Co. Ltd.	244,028	2,476,284
Orion Corp./Republic of Korea	40,473	2,588,305
POSCO	126,207	32,803,015
POSCO Chemtech Co. Ltd. (a)	54,794	8,460,371
POSCO ICT Co. Ltd.	90,424	1,907,777
Posco International Corp.	89,663	3,469,246
S-Oil Corp.	76,815	3,807,692
Samsung Biologics Co. Ltd. (b)(c)	31,486	21,560,873
Samsung C&T Corp.	147,757	16,751,956
Samsung E&A Co. Ltd. (b)	266,683	5,558,370
Samsung Electro-Mechanics Co. Ltd.	99,305	11,570,444
Samsung Electronics Co. Ltd.	8,424,062	515,976,027
Samsung Fire & Marine Insurance Co. Ltd.	54,408	14,795,684
Samsung Heavy Industries Co. Ltd. (b)	1,166,083	9,968,559
Samsung Life Insurance Co. Ltd.	140,410	9,891,710
Samsung SDI Co. Ltd.	97,252	22,683,779
Samsung SDS Co. Ltd.	75,905	8,179,048
Shinhan Financial Group Co. Ltd.	763,899	33,767,708
SK Biopharmaceuticals Co. Ltd. (b)	53,281	3,333,490
SK Bioscience Co. Ltd. (a)(b)	46,253	1,874,040
SK Hynix, Inc.	961,860	136,647,191
SK IE Technology Co. Ltd. (b)(c)	48,594	1,323,237
SK Innovation Co., Ltd. (b)	109,919	8,361,544
SK Square Co. Ltd. (b)	172,031	10,825,800
SK Telecom Co. Ltd.	92,215	3,667,394
SK, Inc.	64,383	7,045,614
SKC Co. Ltd. (b)	32,317	3,215,681
Woori Financial Group, Inc.	1,058,911	12,167,748
Yuhan Corp.	100,520	6,927,403
TOTAL KOREA (SOUTH)		1,540,468,505
Kuwait - 0.2%
Boubyan Bank KSC	2,613,482	5,065,252
Gulf Bank	3,317,283	3,377,558
Kuwait Finance House KSCP	18,133,321	43,752,685
Mabanee Co. SAKC	1,182,966	3,249,332
Mobile Telecommunication Co.	3,307,760	4,927,257
National Bank of Kuwait	13,988,246	41,444,959
TOTAL KUWAIT		101,817,043
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	825,104	18,698,767
Eurofins Scientific SA	235,931	14,002,644
Reinet Investments SCA	241,911	6,513,831
TOTAL LUXEMBOURG		39,215,242
Macau - 0.1%
Galaxy Entertainment Group Ltd.	3,879,239	16,310,693
Sands China Ltd. (b)	4,288,065	8,046,108
TOTAL MACAU		24,356,801
Malaysia - 0.4%
AMMB Holdings Bhd	4,231,200	4,153,382
Axiata Group Bhd	4,678,715	2,443,991
CelcomDigi Bhd	6,138,400	5,076,922
CIMB Group Holdings Bhd	12,346,588	19,966,296
Gamuda Bhd	3,488,645	5,968,168
Genting Bhd	3,668,900	3,777,102
Genting Malaysia Bhd	5,179,400	2,930,991
Hong Leong Bank Bhd	1,134,700	4,761,566
IHH Healthcare Bhd	3,978,500	5,455,338
Inari Amertron Bhd	4,938,200	4,062,770
IOI Corp. Bhd	4,394,200	3,653,465
IOI Properties Group Bhd	11	5
Kuala Lumpur Kepong Bhd	851,063	3,904,757
Malayan Banking Bhd	9,580,868	21,311,671
Malaysia Airports Holdings Bhd	1,657,140	3,693,354
Maxis Bhd	3,956,000	3,039,434
MISC Bhd	2,370,100	4,534,373
MR DIY Group M Sdn Bhd (c)	5,618,350	2,567,969
Nestle (Malaysia) Bhd	120,000	2,836,435
Petronas Chemicals Group Bhd	4,931,600	6,225,548
Petronas Dagangan Bhd	499,200	1,927,480
Petronas Gas Bhd	1,343,000	5,319,970
PPB Group Bhd	1,093,220	3,526,286
Press Metal Aluminium Holdings	6,601,100	7,700,924
Public Bank Bhd	25,851,700	23,688,248
QL Resources Bhd	1,955,200	2,842,689
RHB Bank Bhd	2,544,776	3,162,623
SD Guthrie Bhd	3,508,924	3,413,841
Sime Darby Bhd	5,110,907	2,892,232
Sime Darby Property Bhd	15	5
SP Setia Bhd	14	5
Telekom Malaysia Bhd	2,024,199	3,070,773
Tenaga Nasional Bhd	4,630,225	14,189,480
YTL Corp. Bhd	5,895,600	4,375,666
YTL Power International Bhd	4,364,400	4,426,620
TOTAL MALAYSIA		190,900,379
Mexico - 0.6%
Alfa SA de CV Series A	5,330,500	3,064,229
America Movil S.A.B. de CV Series L	32,879,646	27,460,002
Arca Continental S.A.B. de CV	906,762	8,923,072
Banco del Bajio SA (c)	1,323,500	3,944,003
CEMEX S.A.B. de CV unit	25,829,040	16,691,624
Coca-Cola FEMSA S.A.B. de CV unit	938,975	8,520,375
Fibra Uno Administracion SA de CV	5,161,200	6,559,885
Fomento Economico Mexicano S.A.B. de CV unit	3,408,200	37,636,362
Gruma S.A.B. de CV Series B	328,645	6,144,256
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	676,115	10,787,139
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	316,275	9,536,970
Grupo Aeroportuario Norte S.A.B. de CV	486,500	4,176,416
Grupo Bimbo S.A.B. de CV Series A (a)	2,318,600	8,110,309
Grupo Carso SA de CV Series A1	988,800	6,358,126
Grupo Financiero Banorte S.A.B. de CV	4,577,600	34,301,902
Grupo Financiero Inbursa S.A.B. de CV Series O (b)	3,212,400	7,822,800
Grupo Mexico SA de CV Series B	5,487,423	30,925,845
Industrias Penoles SA de CV (b)	338,640	4,947,187
Kimberly-Clark de Mexico SA de CV Series A	2,816,800	5,010,399
Operadora de Sites Mexicanos, SA de CV	2,169,300	1,881,589
Orbia Advance Corp. S.A.B. de CV	1,663,916	2,135,378
Prologis Property Mexico SA	1,393,630	4,652,664
Promotora y Operadora de Infraestructura S.A.B. de CV	321,265	3,017,280
Southern Copper Corp. (a)	150,313	16,024,869
Wal-Mart de Mexico SA de CV Series V	9,257,600	30,787,445
TOTAL MEXICO		299,420,126
Netherlands - 2.9%
ABN AMRO Bank NV GDR (Bearer) (c)	760,694	13,266,852
Adyen BV (b)(c)	38,280	46,825,602
AEGON NV	2,367,780	15,322,507
Akzo Nobel NV	304,443	18,824,396
Argenx SE (b)	104,674	53,518,388
ASM International NV (Netherlands)	82,808	56,782,572
ASML Holding NV (Netherlands)	703,219	647,280,481
ASR Nederland NV	277,905	13,946,366
BE Semiconductor Industries NV	136,081	17,547,657
Euronext NV (c)	139,874	14,153,903
EXOR NV	174,179	17,832,594
Heineken Holding NV	226,189	16,670,406
Heineken NV (Bearer)	506,656	44,973,900
IMCD NV (a)	100,928	14,527,501
ING Groep NV (Certificaten Van Aandelen)	5,812,824	105,508,272
JDE Peet's BV	206,474	4,531,698
Koninklijke Ahold Delhaize NV	1,659,664	53,466,416
Koninklijke KPN NV	6,887,927	27,139,711
Koninklijke Philips Electronics NV	1,415,935	39,773,171
NN Group NV	482,300	24,188,052
OCI NV	189,223	4,556,502
Randstad NV	190,754	9,281,701
Universal Music Group NV	1,449,984	34,545,132
Wolters Kluwer NV	436,395	73,251,945
TOTAL NETHERLANDS		1,367,715,725
New Zealand - 0.2%
Auckland International Airport Ltd.	2,331,087	10,377,351
Fisher & Paykel Healthcare Corp.	1,043,873	20,097,794
Mercury Nz Ltd.	1,201,851	4,921,138
Meridian Energy Ltd.	2,293,755	8,873,334
Spark New Zealand Ltd.	3,227,733	8,295,222
Xero Ltd. (b)	255,307	23,070,258
TOTAL NEW ZEALAND		75,635,097
Norway - 0.3%
Aker BP ASA	560,493	13,608,289
DNB Bank ASA	1,486,356	30,719,968
Equinor ASA	1,539,217	40,758,767
Equinor ASA sponsored ADR	45,714	1,214,164
Gjensidige Forsikring ASA	350,697	5,933,557
Kongsberg Gruppen ASA	155,552	15,625,629
Mowi ASA	822,308	13,882,750
Norsk Hydro ASA	2,341,132	12,985,923
Orkla ASA	1,239,611	10,463,968
Salmar ASA	114,010	6,562,268
Telenor ASA	1,110,386	13,230,270
TOTAL NORWAY		164,985,553
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	284,462	4,409,161
Credicorp Ltd. (United States)	118,553	20,229,884
TOTAL PERU		24,639,045
Philippines - 0.1%
Ayala Corp.	435,605	4,379,572
Ayala Land, Inc.	11,839,370	5,987,167
Bank of the Philippine Islands (BPI)	3,227,130	6,710,395
BDO Unibank, Inc.	4,180,749	9,818,507
International Container Terminal Services, Inc.	1,780,640	10,866,681
JG Summit Holdings, Inc.	4,555,665	2,171,038
Jollibee Food Corp.	759,480	2,994,436
Manila Electric Co.	464,340	3,104,356
Metropolitan Bank & Trust Co.	3,046,841	3,588,206
PLDT, Inc.	123,935	3,218,677
SM Investments Corp.	389,235	6,058,548
SM Prime Holdings, Inc.	17,730,975	8,753,786
Universal Robina Corp.	1,503,070	3,066,175
TOTAL PHILIPPINES		70,717,544
Poland - 0.3%
Allegro.eu SA (b)(c)	1,008,157	9,258,247
Bank Polska Kasa Opieki SA	324,849	13,145,743
Budimex SA	21,751	3,498,313
CD Projekt SA	110,730	4,443,224
Dino Polska SA (b)(c)	85,718	7,612,265
InPost SA (b)	354,658	6,133,581
KGHM Polska Miedz SA (Bearer)	245,576	8,432,246
LPP SA	1,947	7,461,445
mBank SA (b)	25,133	3,950,314
Orlen SA	1,021,453	16,665,582
PGE Polska Grupa Energetyczna SA (b)	1,525,179	2,808,943
Powszechna Kasa Oszczednosci Bank SA	1,542,066	22,938,217
Powszechny Zaklad Ubezpieczen SA	1,066,762	13,058,327
Santander Bank Polska SA	63,110	8,311,280
TOTAL POLAND		127,717,727
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(d)	319,729	3
Energias de Portugal SA	5,531,062	22,746,769
Galp Energia SGPS SA	818,159	17,226,480
Jeronimo Martins SGPS SA	500,602	8,749,691
TOTAL PORTUGAL		48,722,943
Qatar - 0.2%
Barwa Real Estate Co.	3,680,915	2,809,465
Dukhan Bank	3,380,425	3,477,910
Industries Qatar QSC	2,643,226	9,502,837
Masraf al Rayan	10,725,834	6,863,827
Mesaieed Petrochemical Holding Co.	9,753,785	4,481,758
Ooredoo QSC	1,379,214	3,958,469
Qatar Electricity & Water Co.	751,229	3,173,277
Qatar Fuel Co.	1,058,475	4,285,065
Qatar Gas Transport Co. Ltd. (Nakilat)	4,859,404	6,005,855
Qatar International Islamic Bank QSC	1,716,073	4,915,859
Qatar Islamic Bank	3,088,658	16,711,498
Qatar National Bank SAQ	8,162,773	34,278,714
The Commercial Bank of Qatar	5,695,605	6,537,197
TOTAL QATAR		107,001,731
Romania - 0.0%
NEPI Rockcastle PLC	976,539	7,384,431
Russia - 0.0%
Alrosa Co. Ltd. (b)(d)	3,102,770	565,061
Gazprom OAO (b)(d)	12,146,244	1,391,315
Gazprom OAO sponsored ADR (Reg. S) (b)(d)	1,078,053	301,855
Inter Rao Ues JSC (b)(d)	42,112,900	254,160
LUKOIL PJSC (b)(d)	451,803	153,083
MMC Norilsk Nickel PJSC (b)(d)	6,655,600	484,542
MMC Norilsk Nickel PJSC sponsored ADR (b)(d)	85,403	204,967
Moscow Exchange MICEX-RTS OAO (b)(d)	1,699,470	357,615
Novatek PJSC GDR (Reg. S) (b)(d)	110,438	5,656,193
Novolipetsk Steel OJSC (b)(d)	1,805,640	18,976
Ozon Holdings PLC ADR (b)(d)	62,559	143,471
PhosAgro PJSC:
GDR (Reg. S) (b)(d)	158,247	3,246
sponsored GDR (Reg. S) (b)(d)	1,019	21
Polyus PJSC (b)(d)	41,353	106,453
Rosneft Oil Co. OJSC (b)(d)	1,187,356	217,371
Rosneft Oil Co. OJSC GDR (Reg. S) (b)(d)	214,392	50,693
Sberbank of Russia (b)(d)	13,066,303	87,943
Severstal PAO (b)(d)	245,384	5,997
Severstal PAO GDR (Reg. S) (b)(d)	10,278	243
Surgutneftegas OJSC (b)(d)	6,111,900	81,869
Surgutneftegas OJSC sponsored ADR (b)(d)	214,357	39,585
Tatneft PAO (b)(d)	1,520,327	206,999
TKS Holding MKPAO JSC (b)(d)	5,907	8,234
United Co. RUSAL International PJSC (b)(d)	3,455,150	455,829
VK Co. Ltd. (b)(d)	51,978	16,904
VK Co. Ltd. GDR (Reg. S) (b)(d)	68,289	1
VTB Bank OJSC (b)(d)	826,735	172,639
Yandex NV Class A (b)(d)	371,380	1,517,830
TOTAL RUSSIA		12,503,095
Saudi Arabia - 1.1%
ACWA Power Co.	258,218	27,185,189
Ades Holding Co.	581,855	3,163,688
Advanced Petrochemicals Co. (b)	224,620	2,394,733
Al Rajhi Bank	3,451,959	78,756,814
Alinma Bank	2,171,631	18,753,390
Almarai Co. Ltd.	445,451	7,171,097
Arab National Bank	1,589,358	9,082,288
Arabian Internet and Communications Services Co. Ltd.	41,094	3,217,947
Bank Al-Jazira	858,316	3,934,816
Bank Albilad	1,085,740	10,649,333
Banque Saudi Fransi	1,040,768	10,263,711
Bupa Arabia for Cooperative Insurance Co.	143,479	8,810,886
Dallah Healthcare Co.	61,879	2,731,193
Dar Al Arkan Real Estate Development Co. (b)	903,278	3,259,784
Dr Sulaiman Al Habib Medical Services Group Co.	154,249	11,840,324
Elm Co.	42,088	10,253,054
Etihad Etisalat Co.	665,500	9,223,593
Jarir Marketing Co.	994,203	3,439,525
Mobile Telecommunications Co. Saudi Arabia	822,710	2,385,747
Mouwasat Medical Services Co.	174,474	5,608,242
Nahdi Medical Co.	70,023	2,478,492
Power & Water Utility Co. for Jubail & Yanbu	129,078	2,115,807
Riyad Bank	2,602,710	19,042,189
Sabic Agriculture-Nutrients Co.	408,797	12,813,382
Sahara International Petrochemical Co.	613,755	4,670,355
SAL Saudi Logistics Services	40,911	3,423,880
Saudi Arabian Mining Co. (b)	2,281,937	26,183,371
Saudi Arabian Oil Co. (c)	6,377,672	46,915,895
Saudi Aramco Base Oil Co. - Luberef	88,050	3,050,854
Saudi Awwal Bank	1,783,803	18,708,560
Saudi Basic Industries Corp.	1,590,504	33,404,866
Saudi Electricity Co.	1,474,507	6,712,487
Saudi Industrial Investment Group	635,951	3,457,821
Saudi Investment Bank/The	1,053,290	3,587,795
Saudi Kayan Petrochemical Co. (b)	1,257,685	2,731,985
Saudi Research & Marketing Group (b)	61,290	4,260,357
Saudi Tadawul Group Holding Co.	86,185	5,320,090
Saudi Telecom Co.	3,532,645	36,250,122
The Co. for Cooperative Insurance	132,063	5,068,651
The Saudi National Bank	5,182,371	52,488,099
The Savola Group (b)	462,041	5,621,731
Yanbu National Petrochemical Co.	471,656	5,085,020
TOTAL SAUDI ARABIA		535,517,163
Singapore - 0.9%
CapitaLand Ascendas REIT	6,602,415	13,435,003
CapitaLand Integrated Commercial Trust	9,421,139	14,659,960
CapitaLand Investment Ltd.	4,698,599	9,490,699
DBS Group Holdings Ltd.	3,503,601	95,905,409
Genting Singapore Ltd.	10,802,223	6,869,073
Grab Holdings Ltd. (b)	3,711,498	12,247,943
Keppel Ltd.	2,559,957	12,716,477
Oversea-Chinese Banking Corp. Ltd.	5,952,691	66,131,115
Sea Ltd. ADR Class A (b)	645,339	42,398,772
Sembcorp Industries Ltd.	1,609,200	5,742,413
Singapore Airlines Ltd. (a)	2,588,539	13,497,506
Singapore Exchange Ltd.	1,511,590	11,138,746
Singapore Technologies Engineering Ltd.	2,759,597	9,125,023
Singapore Telecommunications Ltd.	14,567,618	33,566,442
STMicroelectronics NV (France)	1,194,664	39,563,509
United Overseas Bank Ltd.	2,223,415	53,809,737
TOTAL SINGAPORE		440,297,827
South Africa - 0.9%
Absa Group Ltd.	1,504,526	13,201,002
Anglo American Platinum Ltd. (a)	112,931	4,383,463
Anglo American PLC (United Kingdom)	2,236,786	67,811,117
Aspen Pharmacare Holdings Ltd.	664,333	9,187,037
Bid Corp. Ltd.	592,738	14,753,277
Bidvest Group Ltd./The	595,976	8,944,958
Capitec Bank Holdings Ltd.	153,420	23,890,137
Clicks Group Ltd.	418,447	8,133,438
Discovery Ltd.	959,870	7,526,119
Exxaro Resources Ltd.	428,580	4,585,718
FirstRand Ltd.	8,892,450	39,890,908
Gold Fields Ltd.	1,576,626	27,448,486
Harmony Gold Mining Co. Ltd.	973,885	9,549,535
Impala Platinum Holdings Ltd.	1,565,548	8,042,551
Kumba Iron Ore Ltd. (a)	110,139	2,402,587
MTN Group Ltd.	3,003,076	13,044,521
Naspers Ltd. Class N	313,939	60,714,294
Nedbank Group Ltd.	812,437	12,403,911
Northam Platinum Holdings Ltd.	609,021	4,770,511
Old Mutual Ltd.	8,527,363	5,768,407
OUTsurance Group Ltd.	1,450,999	3,848,085
Pepkor Holdings Ltd. (c)	4,124,055	4,617,130
Remgro Ltd.	895,086	6,880,060
Sanlam Ltd.	3,112,625	13,937,382
Sasol Ltd.	1,008,298	8,176,045
Shoprite Holdings Ltd.	889,540	14,873,939
Sibanye-Stillwater Ltd.	5,021,047	5,733,487
Standard Bank Group Ltd.	2,359,845	28,736,660
Thungela Resources Ltd.	5,402	35,695
Vodacom Group Ltd.	1,115,333	6,259,950
Woolworths Holdings Ltd.	1,678,188	5,547,120
TOTAL SOUTH AFRICA		445,097,530
Spain - 1.6%
Acciona SA (a)	42,538	5,501,392
ACS Actividades de Construccion y Servicios SA (a)	369,025	16,478,308
Aena SME SA (c)	131,492	24,917,994
Amadeus IT Holding SA Class A	793,473	52,159,634
Banco Bilbao Vizcaya Argentaria SA	10,275,903	107,703,969
Banco de Sabadell SA	9,601,366	20,283,385
Banco Santander SA (Spain)	27,824,161	134,227,948
Banco Santander SA (Spain) sponsored ADR	23,210	112,569
CaixaBank SA	6,606,304	38,529,558
Cellnex Telecom SA (c)	873,864	30,477,524
EDP Renovaveis SA	548,410	8,511,030
Endesa SA	560,606	10,860,214
Grifols SA (a)(b)	528,777	5,320,956
Iberdrola SA (a)	10,453,925	138,077,549
Industria de Diseno Textil SA	1,921,083	93,343,264
Redeia Corp. SA	716,554	12,694,781
Repsol SA	2,145,755	30,604,753
Telefonica SA (a)	8,125,630	36,802,929
TOTAL SPAIN		766,607,757
Sweden - 2.0%
Alfa Laval AB	509,691	22,511,844
ASSA ABLOY AB (B Shares)	1,765,343	53,762,298
Atlas Copco AB:
(A Shares)	4,634,948	82,491,222
(B Shares) (a)	2,847,518	44,550,633
Beijer Ref AB (B Shares) (a)	638,289	10,132,328
Boliden AB	483,116	14,733,658
Epiroc AB:
(A Shares)	1,144,822	21,368,545
(B Shares)	703,824	11,823,286
EQT AB	658,673	21,336,203
Essity AB (B Shares)	1,072,439	30,172,737
Evolution AB (c)	323,895	31,375,473
Fastighets AB Balder (b)	1,166,037	8,582,064
Getinge AB (B Shares)	401,897	7,839,641
H&M Hennes & Mauritz AB (B Shares) (a)	1,001,347	15,544,946
Hexagon AB (B Shares)	3,662,312	37,298,617
Holmen AB (B Shares)	131,633	5,172,297
Husqvarna AB (B Shares) (a)	597,876	4,039,733
Industrivarden AB:
(A Shares)	211,514	7,248,500
(C Shares) (a)	283,046	9,591,509
Indutrade AB	482,769	14,173,101
Investment AB Latour (B Shares)	261,826	7,684,226
Investor AB:
(A Shares)	674,957	19,071,638
(B Shares)	2,358,186	66,897,332
L E Lundbergforetagen AB (B Shares)	132,906	6,714,054
Lifco AB (B Shares)	408,538	12,115,907
Nibe Industrier AB (B Shares) (a)	2,687,719	11,798,236
Saab AB (B Shares)	567,420	13,102,312
Sagax AB	388,740	9,597,622
Sandvik AB	1,879,360	38,473,929
Securitas AB (B Shares)	864,072	9,286,846
Skandinaviska Enskilda Banken AB (A Shares)	2,791,792	43,014,014
Skanska AB (B Shares) (a)	599,839	11,712,017
SKF AB (B Shares)	605,885	11,255,819
Svenska Cellulosa AB SCA (B Shares)	1,067,690	14,516,086
Svenska Handelsbanken AB (A Shares)	2,567,509	25,916,105
Swedbank AB (A Shares)	1,495,930	31,848,508
Swedish Orphan Biovitrum AB (b)	338,117	8,834,006
Tele2 AB (B Shares)	946,451	9,739,187
Telefonaktiebolaget LM Ericsson (B Shares)	4,890,103	33,623,670
Telia Co. AB (a)	4,107,520	11,939,930
Trelleborg AB (B Shares)	381,313	14,164,112
Volvo AB:
(A Shares)	360,177	9,356,557
(B Shares)	2,786,078	71,101,027
Volvo Car AB (a)(b)	1,324,195	3,750,311
TOTAL SWEDEN		949,262,086
Switzerland - 3.9%
ABB Ltd. (Reg.)	2,816,056	156,309,786
Adecco SA (Reg.)	295,802	10,096,529
Avolta AG	160,671	6,062,348
Bachem Holding AG (B Shares) (a)	57,834	5,208,519
Baloise Holdings AG	80,474	14,439,937
Banque Cantonale Vaudoise (a)	53,257	5,666,994
Barry Callebaut AG	6,311	10,173,814
BKW AG	37,255	6,740,067
Chocoladefabriken Lindt & Spruengli AG	1,711	21,461,817
Chocoladefabriken Lindt & Spruengli AG	190	23,507,833
Clariant AG (Reg.)	388,032	5,777,930
Compagnie Financiere Richemont SA Series A	946,184	144,322,744
DSM-Firmenich AG	327,793	41,878,707
Ems-Chemie Holding AG	12,408	10,368,861
Geberit AG (Reg.)	59,062	37,708,168
Givaudan SA	16,266	79,815,052
Helvetia Holding AG (Reg.) (a)	64,287	9,609,176
Julius Baer Group Ltd.	359,986	19,701,188
Kuehne & Nagel International AG	84,990	26,385,389
Logitech International SA (Reg.)	274,801	24,789,226
Lonza Group AG	131,132	87,754,984
Novartis AG	3,467,266	387,043,441
Partners Group Holding AG	39,989	53,964,079
Sandoz Group AG	722,613	31,342,079
Schindler Holding AG:
(participation certificate)	68,549	18,352,623
(Reg.)	43,611	11,452,390
SGS SA (Reg.)	263,890	28,891,859
Sig Group AG (a)	541,012	11,371,884
Sika AG	269,237	81,837,006
Sonova Holding AG	89,472	27,450,652
Straumann Holding AG	196,999	25,403,368
Swatch Group AG (Bearer) (a)	52,326	10,776,799
Swatch Group AG (Bearer) (Reg.)	84,370	3,421,899
Swiss Life Holding AG	51,944	39,874,528
Swiss Prime Site AG	134,117	13,453,719
Swisscom AG	45,508	27,893,254
Temenos AG	110,564	7,671,145
UBS Group AG	5,784,109	175,681,397
UBS Group AG	996	30,059
VAT Group AG (c)	47,641	23,897,844
Zurich Insurance Group Ltd.	257,173	141,573,334
TOTAL SWITZERLAND		1,869,162,428
Taiwan - 5.2%
Accton Technology Corp.	893,000	14,059,188
Acer, Inc.	5,100,060	6,913,971
Advantech Co. Ltd.	820,303	8,763,326
Alchip Technologies Ltd.	136,000	11,125,493
ASE Technology Holding Co. Ltd.	5,807,943	27,224,745
Asia Cement Corp.	4,057,785	5,148,820
Asia Vital Components Co. Ltd.	563,000	11,259,466
ASUSTeK Computer, Inc.	1,247,422	17,569,877
AUO Corp.	11,833,600	6,489,391
Catcher Technology Co. Ltd.	1,074,000	7,026,368
Cathay Financial Holding Co. Ltd.	16,792,184	32,294,542
Chailease Holding Co. Ltd.	2,626,221	12,305,256
Chang Hwa Commercial Bank	9,258,350	5,318,291
Cheng Shin Rubber Industry Co. Ltd.	3,094,513	4,579,549
China Airlines Ltd.	5,339,000	3,772,145
China Development Financial Ho	28,247,457	14,002,187
China Steel Corp.	20,733,421	14,738,670
Chunghwa Picture Tubes, Ltd. (b)(d)	551	0
Chunghwa Telecom Co. Ltd.	6,636,400	24,698,531
Compal Electronics, Inc.	7,400,394	7,201,700
CTBC Financial Holding Co. Ltd.	31,109,255	33,914,086
Delta Electronics, Inc.	3,433,383	44,290,465
E Ink Holdings, Inc.	1,497,000	12,405,925
E.SUN Financial Holdings Co. Ltd.	25,239,978	20,538,403
ECLAT Textile Co. Ltd.	319,420	5,210,497
eMemory Technology, Inc.	111,000	7,919,366
EVA Airways Corp.	4,897,000	5,183,602
Evergreen Marine Corp. (Taiwan)	1,795,221	9,364,999
Far Eastern New Century Corp.	5,058,032	5,284,756
Far EasTone Telecommunications Co. Ltd.	3,157,000	8,352,851
Feng Tay Enterprise Co. Ltd.	884,710	3,805,928
First Financial Holding Co. Ltd.	19,182,419	17,255,857
Formosa Chemicals & Fibre Corp.	6,261,620	9,575,368
Formosa Petrochemical Corp.	1,934,000	3,811,233
Formosa Plastics Corp.	6,778,640	12,022,177
Fortune Electric Co. Ltd.	226,600	4,856,999
Fubon Financial Holding Co. Ltd.	13,728,311	37,338,200
Gigabyte Technology Co. Ltd.	892,000	7,245,363
Global Unichip Corp.	150,000	5,422,855
GlobalWafers Co. Ltd.	463,000	7,073,795
Hon Hai Precision Industry Co. Ltd. (Foxconn)	21,960,593	135,315,167
Hotai Motor Co. Ltd.	533,180	10,620,179
Hua Nan Financial Holdings Co. Ltd.	15,663,634	13,323,251
Innolux Corp.	15,156,597	7,159,592
Inventec Corp.	4,729,209	7,023,939
Largan Precision Co. Ltd.	177,000	15,423,673
Lite-On Technology Corp.	3,499,053	10,747,947
MediaTek, Inc.	2,675,989	102,360,726
Mega Financial Holding Co. Ltd.	20,146,730	26,681,891
Micro-Star International Co. Ltd.	1,267,000	6,639,437
Nan Ya Plastics Corp.	8,293,980	12,746,642
Nanya Technology Corp.	2,200,000	3,889,784
Nien Made Enterprise Co. Ltd.	301,000	3,671,624
Novatek Microelectronics Corp.	1,025,000	16,602,983
Pegatron Corp.	3,540,652	10,985,302
PharmaEssentia Corp. (b)	425,000	8,569,977
Pou Chen Corp.	3,784,240	4,195,394
President Chain Store Corp.	991,000	8,430,681
Quanta Computer, Inc.	4,762,000	40,748,333
Realtek Semiconductor Corp.	865,744	13,716,759
Ruentex Development Co. Ltd.	2,658,661	4,191,983
Shin Kong Financial Holding Co. Ltd. (b)	25,266,074	8,428,622
Sinopac Financial Holdings Co.	18,583,301	15,193,057
Synnex Technology International Corp.	2,258,920	4,928,550
Taishin Financial Holdings Co. Ltd.	19,807,737	12,329,772
Taiwan Business Bank	10,948,432	6,300,621
Taiwan Cooperative Financial Holding Co. Ltd.	18,140,294	14,939,754
Taiwan High Speed Rail Corp.	3,295,000	3,005,186
Taiwan Mobile Co. Ltd.	3,175,400	10,259,905
Taiwan Semiconductor Manufacturing Co. Ltd.	43,357,000	1,270,307,120
Tcc Group Holdings	11,780,302	12,518,376
The Shanghai Commercial & Savings Bank Ltd.	6,823,811	8,731,367
Uni-President Enterprises Corp.	8,461,620	21,840,589
Unimicron Technology Corp.	2,435,000	13,628,125
United Microelectronics Corp.	19,959,000	31,935,467
Vanguard International Semiconductor Corp.	1,588,000	5,685,113
Voltronic Power Technology Corp.	116,000	6,631,011
Walsin Lihwa Corp.	4,871,600	5,162,846
Wan Hai Lines Ltd.	1,213,050	2,906,275
Winbond Electronics Corp.	6,138,969	4,395,747
Winbond Electronics Corp. rights 8/12/24 (b)	346,149	22,740
Wistron Corp.	4,625,000	13,976,719
Wiwynn Corp.	170,000	10,822,360
WPG Holding Co. Ltd.	2,792,378	7,390,479
Yageo Corp.	601,909	14,742,124
Yang Ming Marine Transport Corp.	2,990,000	5,819,511
Yuanta Financial Holding Co. Ltd.	17,937,195	18,074,649
Zhen Ding Technology Holding Ltd.	1,190,230	5,041,654
TOTAL TAIWAN		2,493,427,244
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	834,600	5,493,956
Advanced Information Service PCL NVDR	1,258,700	8,285,697
Airports of Thailand PCL:
(For. Reg.)	2,874,900	4,569,431
NVDR	4,573,000	7,268,430
Asset World Corp. PCL:
(For. Reg.)	7,773,300	795,972
NVDR	6,688,800	684,921
Bangkok Dusit Medical Services PCL:
(For. Reg.)	8,118,600	5,995,168
NVDR	11,249,600	8,307,251
Bangkok Expressway and Metro PCL:
(For. Reg.)	5,767,300	1,265,488
NVDR	8,592,700	1,885,451
Bumrungrad Hospital PCL:
(For. Reg.)	333,600	2,308,618
NVDR	721,600	4,993,701
Central Pattana PCL:
(For. Reg.)	1,703,600	2,647,835
NVDR	1,748,100	2,716,999
Central Retail Corp. PCL:
(For. Reg.)	1,222,150	1,091,589
NVDR	1,579,300	1,410,585
Charoen Pokphand Foods PCL:
(For. Reg.) (b)	3,517,640	2,374,945
NVDR (b)	2,896,000	1,955,243
CP ALL PCL:
(For. Reg.)	4,316,600	7,073,407
NVDR	6,094,600	9,986,932
CP Axtra PCL NVDR	3,616,600	3,103,068
Delta Electronics PCL:
(For. Reg.)	2,269,000	6,510,669
NVDR	3,263,600	9,364,574
Energy Absolute PCL:
(For. Reg.)	1,264,600	128,070
NVDR	1,604,300	162,472
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	472,100	527,913
NVDR	783,200	875,792
Gulf Energy Development PCL:
(For. Reg.)	1,254,900	1,685,673
NVDR	4,035,300	5,420,510
Home Product Center PCL:
(For. Reg.)	4,757,447	1,217,885
NVDR	5,260,500	1,346,664
Indorama Ventures PCL NVDR	3,003,800	1,630,870
Intouch Holdings PCL:
(For. Reg.)	737,800	1,707,126
NVDR	1,057,800	2,447,543
Kasikornbank PCL NVDR	990,600	3,664,502
Krung Thai Bank PCL:
(For. Reg.)	1,971,475	1,003,831
NVDR	3,889,400	1,980,396
Krungthai Card PCL:
(For. Reg.)	402,600	441,702
NVDR	1,326,200	1,455,005
Minor International PCL:
(For. Reg.)	2,307,541	1,882,515
NVDR	3,975,182	3,242,993
PTT Exploration and Production PCL:
(For. Reg.)	1,205,451	4,984,916
NVDR	1,238,200	5,120,343
PTT Global Chemical PCL:
(For. Reg.)	1,977,086	1,515,594
NVDR	1,888,700	1,447,840
PTT Oil & Retail Business PCL NVDR	5,044,400	2,242,113
PTT PCL:
(For. Reg.)	7,492,700	6,744,958
NVDR	10,227,800	9,207,106
SCB X PCL:
(For. Reg.)	403,200	1,168,285
NVDR	1,130,800	3,276,529
SCG Packaging PCL NVDR	2,187,100	1,738,113
Siam Cement PCL:
(For. Reg.)	548,850	3,412,219
NVDR	853,100	5,303,751
Thai Oil PCL:
(For. Reg.)	934,645	1,327,789
NVDR	1,141,454	1,621,589
TMBThanachart Bank PCL NVDR	42,432,400	2,017,322
True Corp. PCL (b)	8,968,153	2,333,650
True Corp. PCL NVDR (b)	8,990,705	2,339,518
TOTAL THAILAND		186,713,027
Turkey - 0.2%
Akbank TAS	5,435,976	10,160,319
Aselsan A/S	2,352,805	4,440,227
Bim Birlesik Magazalar A/S JSC	807,839	15,257,779
Coca-Cola Icecek Sanayi A/S	129,545	3,309,255
Eregli Demir ve Celik Fabrikalari T.A.S.	2,381,608	4,030,743
Ford Otomotiv Sanayi A/S	127,102	3,814,854
Haci Omer Sabanci Holding A/S	1,906,253	5,718,572
Koc Holding A/S	1,333,974	8,664,170
Pegasus Hava Tasimaciligi A/S	382,684	2,588,377
Sasa Polyester Sanayi A/S (b)	2,262,275	3,176,417
Tofas Turk Otomobil Fabrikasi A/S	224,809	1,900,688
Turk Hava Yollari AO (b)	980,855	8,566,775
Turkcell Iletisim Hizmet A/S	2,145,855	6,842,321
Turkiye Is Bankasi A/S Series C	15,321,594	6,939,599
Turkiye Petrol Rafinerileri A/S	1,701,523	8,390,024
Turkiye Sise ve Cam Fabrikalari A/S	2,358,499	3,349,980
Yapi ve Kredi Bankasi A/S	5,932,631	5,409,953
TOTAL TURKEY		102,560,053
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	5,231,016	12,661,139
Abu Dhabi Islamic Bank	2,571,196	8,582,437
Abu Dhabi National Oil Co. for Distribution PJSC	5,343,011	5,193,250
Aldar Properties PJSC	6,812,246	13,706,285
Americana Restaurants International PLC	5,034,797	4,235,702
Dubai Islamic Bank Pakistan Ltd.	5,188,304	8,263,542
Emaar Properties PJSC	11,728,950	27,558,458
Emirates NBD Bank PJSC	3,299,537	17,158,185
Emirates Telecommunications Corp.	6,191,912	27,613,640
First Abu Dhabi Bank PJSC	7,744,613	27,495,543
Multiply Group (b)	6,711,176	4,202,536
NMC Health PLC (b)(d)	75,611	1
TOTAL UNITED ARAB EMIRATES		156,670,718
United Kingdom - 7.0%
3i Group PLC	1,712,869	68,909,972
Admiral Group PLC	455,077	16,111,568
AngloGold Ashanti PLC	739,197	21,210,946
Ashtead Group PLC	770,404	55,481,808
Associated British Foods PLC	590,751	18,849,300
AstraZeneca PLC (United Kingdom)	2,727,574	433,332,091
Auto Trader Group PLC (c)	1,593,324	16,689,848
Aviva PLC	4,771,163	30,680,110
BAE Systems PLC	5,329,256	88,881,938
Barclays PLC	26,447,321	79,085,596
Barratt Developments PLC	1,712,740	11,594,747
Berkeley Group Holdings PLC	183,789	11,998,188
British American Tobacco PLC (United Kingdom)	3,531,845	125,313,508
BT Group PLC (a)	11,400,807	20,643,409
Bunzl PLC	594,668	24,906,610
Burberry Group PLC	637,193	6,376,914
Centrica PLC	9,414,282	16,041,904
CK Hutchison Holdings Ltd.	4,733,223	24,726,880
Coca-Cola Europacific Partners PLC	363,256	26,797,395
Compass Group PLC	2,996,074	92,264,150
Croda International PLC	230,585	11,981,642
DCC PLC (United Kingdom)	173,481	11,953,792
Diageo PLC	3,913,913	121,781,341
Entain PLC	1,107,896	8,132,500
Flutter Entertainment PLC (b)	312,448	61,756,382
Halma PLC	669,570	22,913,583
Hargreaves Lansdown PLC	621,596	8,829,975
HSBC Holdings PLC (United Kingdom)	33,211,175	302,025,830
Imperial Brands PLC	1,447,385	39,892,605
Informa PLC	2,409,118	26,919,486
InterContinental Hotel Group PLC	286,951	28,909,073
Intertek Group PLC	284,889	18,495,072
J Sainsbury PLC	2,966,536	10,502,738
JD Sports Fashion PLC	4,530,865	7,665,244
Kingfisher PLC	3,284,484	11,676,773
Land Securities Group PLC	1,247,163	10,188,911
Legal & General Group PLC	10,569,577	31,482,747
Lloyds Banking Group PLC	111,379,802	85,088,616
London Stock Exchange Group PLC	800,404	97,429,765
M&G PLC	3,962,905	10,815,650
Melrose Industries PLC	2,301,198	17,418,500
National Grid PLC	8,455,144	107,280,385
NatWest Group PLC	11,513,376	54,625,078
Next PLC	212,997	24,846,272
Pearson PLC	778,469	10,562,253
Pearson PLC sponsored ADR (a)	294,486	3,978,506
Persimmon PLC	555,818	11,350,338
Phoenix Group Holdings PLC	1,216,256	8,552,662
Reckitt Benckiser Group PLC	1,243,310	66,882,181
RELX PLC (London Stock Exchange)	3,297,502	155,633,895
Rentokil Initial PLC	4,446,264	27,149,583
Rolls-Royce Holdings PLC (b)	14,829,547	85,866,087
Sage Group PLC	1,775,247	24,784,353
Schroders PLC	1,427,225	7,206,973
Segro PLC	2,243,513	26,413,029
Severn Trent PLC	474,583	15,685,676
Smith & Nephew PLC	1,542,491	22,231,657
Smiths Group PLC	618,642	14,203,973
Spirax-Sarco Engineering PLC	130,921	15,248,478
SSE PLC	1,924,384	46,521,536
Standard Chartered PLC (United Kingdom)	3,886,847	38,395,380
Taylor Wimpey PLC	6,160,568	12,620,071
Tesco PLC	12,376,792	52,780,495
Unilever PLC	4,406,000	270,769,454
United Utilities Group PLC	1,201,488	15,967,339
Vodafone Group PLC	38,741,771	36,252,620
Vodafone Group PLC sponsored ADR	183,947	1,721,744
Whitbread PLC	323,732	12,110,654
Wise PLC (b)	1,088,470	10,025,860
WPP PLC	1,917,915	18,500,368
TOTAL UNITED KINGDOM		3,333,924,007
United States of America - 5.9%
Alcon, Inc. (Switzerland)	879,565	83,552,412
BP PLC	28,844,125	170,500,863
BP PLC sponsored ADR	131,522	4,654,564
Brookfield Renewable Corp.	241,532	6,789,452
BRP, Inc.	64,734	4,690,068
CSL Ltd.	850,300	172,220,947
CyberArk Software Ltd. (b)	74,484	19,096,208
Experian PLC	1,616,456	76,305,446
Ferrovial SE	911,533	36,244,252
GFL Environmental, Inc.	381,269	14,793,453
GSK PLC	7,294,753	141,655,248
Haleon PLC	12,055,964	54,075,857
Holcim AG	917,369	85,728,505
James Hardie Industries PLC CDI (b)	768,574	27,477,632
JBS SA (b)	1,357,500	8,092,943
Legend Biotech Corp. ADR (b)	129,184	7,284,686
Monday.com Ltd. (b)	64,770	14,884,794
Nestle SA (Reg. S)	4,697,454	475,817,580
QIAGEN NV (Germany)	393,118	17,562,657
Roche Holding AG:
(Bearer) (a)	56,260	19,856,848
(participation certificate)	1,236,323	400,271,455
Sanofi SA	2,002,694	206,462,801
Schneider Electric SA	957,625	230,821,391
Shell PLC (London)	11,260,841	410,614,006
Stellantis NV (Italy)	3,900,378	65,023,120
Swiss Re Ltd.	530,942	65,600,296
Tenaris SA	834,593	13,242,350
TOTAL UNITED STATES OF AMERICA		2,833,319,834
Zambia - 0.0%
First Quantum Minerals Ltd.	1,235,625	15,124,805
TOTAL COMMON STOCKS (Cost $38,768,684,846)		46,449,255,881

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.3%
Banco Bradesco SA (PN)	9,142,134	20,090,826
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	524,842	4,046,632
Companhia Energetica de Minas Gerais (CEMIG) (PN)	3,244,380	6,229,320
Companhia Paranaense de Energia-COPEL (PN-B)	1,880,100	3,353,908
Gerdau SA	2,442,938	7,886,645
Itau Unibanco Holding SA	7,687,261	46,046,233
Itausa SA	9,591,138	17,245,277
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	6,766,940	44,756,809
TOTAL BRAZIL		149,655,650
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	253,471	9,610,033
Colombia - 0.0%
Bancolombia SA (PN)	792,137	6,628,835
France - 0.0%
Air Liquide SA	51,491	9,394,974
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	101,454	8,712,518
Dr. Ing. h.c. F. Porsche AG Series F (c)	196,918	14,828,065
Henkel AG & Co. KGaA	299,448	25,634,538
Porsche Automobil Holding SE (Germany)	269,523	12,047,536
Sartorius AG (non-vtg.)	46,409	13,194,407
Volkswagen AG	358,660	40,027,558
TOTAL GERMANY		114,444,622
Korea (South) - 0.2%
AMOREPACIFIC Corp.	7,985	302,544
Hyundai Motor Co. Ltd.	41,134	4,978,878
Hyundai Motor Co. Ltd. Series 2	64,202	7,808,535
LG Chemical Ltd.	14,509	2,256,125
LG H & H Co. Ltd.	1,295	146,821
Samsung Electronics Co. Ltd.	1,425,090	67,520,088
TOTAL KOREA (SOUTH)		83,012,991
Russia - 0.0%
Surgutneftegas OJSC (b)(d)	8,898,217	169,471
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $400,342,079)		372,916,576

Nonconvertible Bonds - 0.0%
		Principal Amount (f)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	14,113

U.S. Government and Government Agency Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (g) (Cost $14,453,668)	14,498,000	14,453,386

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	994,804,416	995,003,377
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	677,065,619	677,133,325
TOTAL MONEY MARKET FUNDS (Cost $1,672,136,573)		1,672,136,702

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $40,855,663,847)	48,508,776,658
NET OTHER ASSETS (LIABILITIES) - (1.4)% (j)	(661,414,147)
NET ASSETS - 100.0%	47,847,362,511

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	5,583	Sep 2024	667,084,755	14,964,001	14,964,001
ICE MSCI Emerging Markets Index Contracts (United States)	5,435	Sep 2024	297,973,875	4,805,115	4,805,115
TME S&P/TSX 60 Index Contracts (Canada)	398	Sep 2024	79,868,091	4,596,948	4,596,948

TOTAL FUTURES CONTRACTS					24,366,064
The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Currency Abbreviations
INR	-	Indian rupee

Security Type Abbreviations
CP	-	COMMERCIAL PAPER

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $958,256,148 or 2.0% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,453,386.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $20,802,801 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,204,498,921	6,002,849,478	6,212,312,562	45,093,563	(32,460)	-	995,003,377	2.0%
Fidelity Securities Lending Cash Central Fund 5.39%	646,052,156	6,851,802,322	6,820,721,153	5,899,465	-	-	677,133,325	3.1%
Total	1,850,551,077	12,854,651,800	13,033,033,715	50,993,028	(32,460)	-	1,672,136,702

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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